As filed with the Securities and Exchange Commission on February 25, 2005

Registration Nos.

002-25890

811-01464

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO. 72

To The

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933

and

AMENDMENT NO. 52

under

THE INVESTMENT COMPANY ACT OF 1940

SMITH BARNEY FUNDS, INC.

(Exact name of Registrant as specified in Charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices)

(800) 451-2010

(Registrant’s telephone number)

Robert I. Frenkel, Esq.

Secretary

Smith Barney Funds, Inc.

300 Stamford Place, 4th Floor, Stamford, CT 06902

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(i)

☒	on April 29, 2005 pursuant to paragraph (a)(i) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SMITH BARNEY

LARGE CAP VALUE FUND

Class A, B, C and Y Shares

April [    ], 2005

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK  GUARANTEE  •  MAY LOSE VALUE

PROSPECTUS

Smith Barney Large Cap Value Fund

The fund is a series of Smith Barney Funds, Inc., a Maryland corporation

Smith Barney Mutual Funds

1

Investments, risks and performance

Investment objective

Long-term growth of capital with current income a secondary objective.

Principal investment strategies

Key investments Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over the counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection Process The manager emphasizes individual security selection while diversifying the fund’s investments across industries, which may help to reduce risk. The manager seeks to identify those companies with favorable valuations and attractive growth potential. The manager employs fundamental analysis to analyze each company in detail, evaluating its management, strategy and competitive market position.

In selecting individual companies for investment, the manager looks for:

■	Share prices that appear to be temporarily oversold or do not reflect the positive company developments.
■	Share prices that appear to undervalue the company’s assets, particularly on a sum-of-the-parts basis.
■	Special situations including corporate events, changes in management, regulatory changes or turnaround situations.
■	Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial situation.

2	Large Cap Value Fund

Principal risks of investing in the fund

Investing in large capitalization value securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

■	The U.S. stock market declines.
■	Value stocks or larger capitalization stocks are temporarily out of favor.
■	The manager’s judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
■	An adverse event, such as negative press reports about a company in the fund, depresses the value of the company’s stock.

Who may want to invest The fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. stock market
■	Are looking for an investment with potentially greater return but higher risk than fixed income investments
■	Are willing to accept the risks of investing in the stock market

Smith Barney Mutual Funds

3

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of broad-based securities market indices. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes and the performance for Class A shares reflects the impact of taxes paid on distributions and the redemption of shares and the reinvestment of distributions and dividends at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return for Class A Shares

Highest and Lowest Quarterly Returns

(for periods shown in the bar chart)

Highest: [    ]% in [    ] quarter [    ]; Lowest: [    ]% in [    ] quarter [    ]

4	Large Cap Value Fund

Average Annual Total Returns

Calendar Years Ended December 31, 2004

1 Year	5 Years	10 Years	Since Inception	Date of Inception
Class A Return Before Taxes %	%	%	N/A	2/26/72
Class A Return After Taxes on Distributions(1)%	%	%	N/A	2/26/72
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%	N/A	2/26/72
Class B Return Before Taxes %	%	N/A	%	11/7/94
Class C Return Before Taxes(2)%	%	%	%	12/2/92
Class Y Return Before Taxes %	%	N/A	%	2/7/96
Russell Index(3)%	%	%	N/A	N/A
S&P 500 Index(4)%	%	%	N/A	N/A
S&P 500 Barra Value Index(5)%	%	%	N/A	N/A
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
(3)	The Russell 1000 Value Index is a broad-based unmanaged index of those companies from among the 1000 largest publicly held companies, which exhibit above average value characteristics, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.
(4)	The S&P 500 Index is a market value-weighted index comprised of 500 widely held common stocks, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.
(5)	S&P 500 Barra Value Index is a market capitalization-weighted index of stocks in the S&P 500 having lower price-to-book ratios but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

Smith Barney Mutual Funds	5

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares.

Shareholder fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual fund operating expenses

(Expenses deducted from fund assets)
Management fee	%	%	%	%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	%	%	%	%

Total annual fund operating expenses	%	%	%	%
*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the fund for the period shown
■	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

6	Large Cap Value Fund

Number of years you own your shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$	$	$	$
Class B (redemption at end of period)	$	$	$	$	*
Class B (no redemption)	$	$	$	$	*
Class C (redemption at end of period)	$	$	$	$
Class C (no redemption)	$	$	$	$
Class Y (with or without redemption)	$	$	$	$

*	Assuming conversion to Class A shares approximately eight years after purchase.

More on the fund’s investments

Other investments While the fund intends to be substantially fully invested in equity securities of companies with total market capitalizations of at least $5 billion at the time of investment, the fund may maintain a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the issuer of the security has its credit rating downgraded or the issuer defaults on its obligation to pay principal or interest. The fund may invest up to 5% of its net assets in emerging market issues and up to 20% of its net assets, in securities of foreign issuers generally, including emerging market issuers. These securities may include American Depository Receipts (ADRs), Yankee Bonds and other securities quoted in U.S. dollars, but may also include non-U.S. dollar denominated securities.

Derivatives The fund may enter into transactions in futures contracts and options on futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities, changes in interest rates, in anticipation of investing in particular securities or markets and/or as a cash flow management technique. The fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding positions held by the fund exceeds 10% of the market value of the net assets of the fund.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities, or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Smith Barney Mutual Funds	7

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information (“SAI”). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here that could adversely affect your investment and that could prevent the fund from achieving its goals.

Portfolio holdings The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the SAI.

Management

Manager The fund’s investment manager is Smith Barney Fund Management LLC, (“SBFM” or the “manager”), an affiliate of Citigroup Global Markets Inc. (“CGM”). The manager’s address is 399 Park Avenue, New York, New York 10022. The manager selects the fund’s investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. (“Citigroup”). Citigroup businesses offer a broad range of financial services—asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading—and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, SBFM does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Effective August 19, 2004, Mark McAllister and Robert Feitler are responsible for the day-to-day management of the Large Cap Value Fund of Smith Barney Funds, Inc. Mr. McAllister is an investment officer of SBFM. He is also a Managing Director of Salomon Brothers Asset Management Inc (“SaBam”), an affiliate of the manager and CGM. Mr. McAllister has 17 years of investment management experience. Mr. Feitler has been with SaBam since 1995 and is a director of SaBam.

8	Large Cap Value Fund

In addition, effective August 19, 2004, Mark McAllister and Robert Feitler are responsible for the day-to-day management of the Large Cap Value segment of Smith Barney Multiple Discipline Funds—Large Cap Growth and Value Fund and Smith Barney Multiple Discipline Funds—Global All Cap Growth and Value Fund of Smith Barney Investment Funds Inc. Mr. McAllister is an investment officer of SBFM. He is also a Managing Director of Salomon Brothers Asset Management Inc (“SaBam”), an affiliate of the Manager and CGM. Mr. McAllister has 17 years of investment management experience. Mr. Feitler has been with SaBam since 1995 and is a director of SaBam.

Management fees During the fiscal year ended December 31, 2004, the manager received a management fee equal to         % of the fund’s average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and C shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the fund’s distributor and other affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.

Smith Barney Mutual Funds	9

Recent Developments In connection with an investigation previously disclosed by Citigroup, the Staff of the SEC has notified CAM, the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at

10	Large Cap Value Fund

this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

■	How much you plan to invest.
■	How long you expect to own the shares.
■	The expenses paid by each class detailed in the Fee Table and Example at the front of this Prospectus.
■	Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $50,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

You may buy shares from:

■	Certain broker/dealers, financial intermediaries, financial institutions or a distributor’s financial consultants (each called a “Service Agent”).
■	The fund, but only if you are investing through certain qualified plans or Service Agents.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

Smith Barney Mutual Funds	11

	Initial		Additional
	Classes A, B, C	Class Y	All Classes
General	$1,000	$15 million	$50
IRAs, Self Employed Retirement Plans, Uniform Gifts or Transfers to Minor Accounts	$250	$15 million	$50
Qualified Retirement Plans*	$25	$15 million	$25
Simple IRAs	$1	n/a	$1
Monthly Systematic Investment Plans	$25	n/a	$25
Quarterly Systematic Investment Plans	$50	n/a	$50
*	Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Comparing the fund’s classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

	Class A	Class B	Class C	Class Y
Key features	■ Initial sales charge ■ You may qualify for reduction or waiver of initial sales charge ■ Lower annual expenses than Class B and Class C	■ No initial sales charge ■ Deferred sales charge declines over time ■ Converts to Class A after 8 years ■ Higher annual expenses than Class A	■ No initial sales charge ■ Deferred sales charge for only 1 year ■ Does not convert to Class A ■ Higher annual expenses than Class A	■ No initial or deferred sales charge ■ Must invest at least $15 million ■ Lower annual expenses than the other classes
Initial sales charge	Up to 5.00%; reduced for large purchases and waived for certain investors. No charge for purchases of $1,000,000 or more	None	None	None

12	Large Cap Value Fund

	Class A	Class B	Class C	Class Y
Deferred sales charge	1.00% on purchases of $1,000,000 or more if you redeem within 1 year of purchase	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no deferred sales charge after 5 years	1.00% if you redeem within 1 year of purchase	None
Annual distribution and service fees	0.25% of average daily net assets	1.00% of average daily net assets	1.00% of average daily net assets	None
Exchange privilege*	Class A shares of most Smith Barney funds	Class B shares of most Smith Barney funds	Class C shares of most Smith Barney funds	Class Y shares of most Smith Barney funds
*	Ask your Service Agent for the Smith Barney funds available for exchange.

More information about the fund’s classes of shares is available through the Smith Barney Mutual Funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

■	the front-end sales charges that apply to the purchase of Class A shares
■	the deferred sales charges that apply to the redemption of Class B and Class C shares
■	who qualifies for lower sales charges on Class A shares
■	who qualifies for a sales load waiver

Go to http://www.smithbarneymutualfunds.com and click on the name of the fund.

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund’s distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

Smith Barney Mutual Funds	13

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of purchase	Sales Charge as a % of offering price	Sales Charge as a % of net amount invested	Broker/Dealer Commission as a % of offering price
Less than $25,000	5.00	5.26	4.50
$25,000 but less than $50,000	4.25	4.44	3.83
$50,000 but less than $100,000	3.75	3.90	3.38
$100,000 but less than $250,000	3.25	3.36	2.93
$250,000 but less than $500,000	2.75	2.83	2.48
$500,000 but less than $1,000,000	2.00	2.04	1.80
$1,000,000 or more	-0-	-0-	up to 1.00	*
*	A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.

14	Large Cap Value Fund

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the applicable sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase. Certain records, such as account statements, may be necessary in order to verify your eligibility for reduced sales charges.

Accumulation privilege – lets you combine the current total net asset value of all Class A shares of the fund and other Smith Barney funds that are owned

■	by you, or
■	by your spouse and children under the age of 21

and that are offered with a sales charge, with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent – lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include the dollar amount of purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

■	Employees of NASD members
■	Investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGM
■	Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor’s Service Agent is notified

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the applicable sub-transfer agent at the time of purchase.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual Funds’ website: http://www.smithbarneymutualfunds.com and click on the name of the fund.

Smith Barney Mutual Funds	15

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Deferred sales charge	5%	4%	3%	2%	1%	0%

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion  After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Smith Barney fund
Eight years after the date of purchase payment	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

Class C shares

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1%.

Service Agents selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

16	Large Cap Value Fund

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore, your sales charge does not take into account any subsequent appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

■	Shares exchanged for shares of another Smith Barney fund
■	Shares representing reinvested distributions and dividends
■	Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund’s distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

■	On payments made through certain systematic withdrawal plans
■	On certain distributions from a retirement plan
■	For involuntary redemptions of small account balances
■	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual Funds’ website: http://www.smithbarneymutualfunds.com and click on the name of the fund.

Smith Barney Mutual Funds	17

Buying shares

Through a Service Agent

You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected

■   Class of shares being bought

■   Dollar amount or number of shares being bought

Your Service Agent may charge an annual account maintenance fee.

Through the fund

Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

■   Write the fund at the following address:

Large Cap Value Fund

Smith Barney Funds, Inc.

(Specify class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

■   Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

■   For more information, please call Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010.

Through a systematic investment plan

You may authorize your Service Agent or the sub-transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

■   Amounts transferred should be at least: $25 monthly or $50 quarterly.

■   If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

18	Large Cap Value Fund

Exchanging shares

Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors

You should contact your Service Agent to exchange into other Smith Barney mutual funds. Be sure to read the prospectus of the Smith Barney fund into which you are exchanging. An exchange is a taxable transaction.

■   You may exchange shares only for shares of the same class of another Smith Barney mutual fund. Not all Smith Barney funds offer all classes.

■   Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent for further information.

■   Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made. Your shares will not be subject to an initial sales charge at the time of the exchange.

■   If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

■   The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

Smith Barney Mutual Funds	19

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the NYSE is open. Call Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

You can make telephone exchanges only between accounts that have identical registrations.

By mail	If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

Redeeming shares

Generally

Contact your Service Agent to redeem shares of the fund.

If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

20	Large Cap Value Fund

By mail

For accounts held directly at the fund, send written requests to the fund at the following address:

Large Cap Value Fund

Smith Barney Funds, Inc.

(Specify class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02490-9699

Your written request must provide the following:

■   The fund name and your account number

■   The class of shares and the dollar amount or number of shares to be redeemed

■   Signatures of each owner exactly as the account is registered

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer (ACH).

Smith Barney Mutual Funds	21

Automatic cash withdrawal plans	You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify, you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

■   Your shares must not be represented by certificates

■   All dividends and distributions must be reinvested

For more information, contact your Service Agent or consult the SAI.

22	Large Cap Value Fund

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

■	Name of the fund
■	Account number
■	Class of shares being bought, exchanged or redeemed
■	Dollar amount or number of shares being bought, exchanged or redeemed
■	Signature of each owner exactly as the account is registered

The sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

■	Are redeeming over $50,000
■	Are sending signed share certificates or stock powers to the sub-transfer agent
■	Instruct the sub-transfer agent to mail the check to an address different from the one on your account
■	Changed your account registration
■	Want the check paid to someone other than the account owner(s)
■	Are transferring the redemption proceeds to an account with a different registration
■	Are making more than one redemption request in any 10 day period

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

■	Suspend the offering of shares
■	Waive or change minimum and additional investment amounts
■	Reject any purchase or exchange order
■	Change, revoke or suspend the exchange privilege

Smith Barney Mutual Funds	23

■	Suspend telephone transactions
■	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC
■	Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.

The fund may adopt other policies from time to time requiring mandatory redemptions of shares in certain circumstances.

For more information contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund’s performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Frequent purchases and sales of fund shares Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund’s long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is de -

24	Large Cap Value Fund

termined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long term shareholders, the Board of Directors of the fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about the fund’s portfolio holdings, as such information may be used for market-timing and similar abusive practices.

Smith Barney Mutual Funds	25

The fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the fund’s Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses, the fund’s performance, and its long term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Share certificates Share certificates will no longer be issued. If you currently hold share certificates, such certificates will continue to be honored.

Dividends, distributions and taxes

Dividends and distributions The fund generally pays dividends quarterly and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions and dividends to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.

26	Large Cap Value Fund

Transaction	Federal tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Long-term capital gain
Dividends	Ordinary income potentially taxable at long-term capital gains rates

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Long-term capital gain distributions are taxable to you as long-term capital gains regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are not a U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

Smith Barney Mutual Funds	27

Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. For each class of shares net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

The Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or

28	Large Cap Value Fund

lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with your Service Agent or the fund’s sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the fund’s sub-transfer agent before the sub-transfer agent’s close of business.

Smith Barney Mutual Funds	29

Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by             , independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request). Effective as of April 29, 2004, Class L shares of the Fund were renamed Class C shares.

For a Class A share of capital stock outstanding throughout each year ended December 31:

	2004		2003		2002		2001		2000
Net asset value, beginning of year	$		$		$		$		$
Income (loss) from operations:
Net investment income
Net realized and unrealized gain (loss)
Total income (loss) from operations
Less distributions from:
Net investment income
Net realized gains
Capital
Total distributions
Net asset value, end of year	$		$		$		$		$
Total return		%		%		%		%		%
Net assets, end of year (000)’s	$		$		$		$		$
Ratios to average net assets:
Expenses		%		%		%		%		%
Net investment income
Portfolio turnover rate		%		%		%		%		%

30	Large Cap Value Fund

For a Class B share of capital stock outstanding throughout each year ended December 31:

	2004		2003		2002		2001		2000
Net asset value, beginning of year	$		$		$		$		$
Income (loss) from operations:
Net investment income
Net realized and unrealized gain (loss)
Total income (loss) from operations
Less distributions from:
Net investment income
Net realized gains
Capital
Total distributions
Net asset value, end of year	$		$		$		$		$
Total return		%		%		%		%		%
Net assets, end of year (000)’s	$		$		$		$		$
Ratios to average net assets:
Expenses		%		%		%		%		%
Net investment income
Portfolio turnover rate		%		%		%		%		%

Smith Barney Mutual Funds	31

For a Class C share of capital stock outstanding throughout each year ended December 31:

	2004	2003	2002	2001	2000
Net asset value, beginning of year
Income (loss) from operations:
Net investment income
Net realized and unrealized gain (loss)
Total income (loss) from operations
Less distributions from:
Net investment income
Net realized gains
Capital
Total distributions
Net asset value, end of year
Total return
Net assets, end of year (000)’s
Ratios to average net assets:
Expenses
Net investment income
Portfolio turnover rate

32	Large Cap Value Fund

For a Class Y share of capital stock outstanding throughout each year ended December 31:

	2004	2003	2002	2001	2000
Net asset value, beginning of year
Income (loss) from operations:
Net investment income
Net realized and unrealized gain (loss)
Total income (loss) from operations
Less distributions from:
Net investment income
Net realized gains
Capital
Total distributions
Net asset value, end of year
Total return
Net assets, end of year (000)’s
Ratios to average net assets:
Expenses
Net investment income
Portfolio turnover rate

Smith Barney Mutual Funds	33

Smith Barney Large Cap

Value Fund

An investment portfolio of Smith Barney Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-01464)

FD2320 4/05

SMITH BARNEY SHORT-TERM

INVESTMENT GRADE BOND FUND

Class A, B, C and Y Shares

April [    ], 2005

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK  GUARANTEE  •  MAY LOSE VALUE

PROSPECTUS

Smith Barney Short-Term Investment Grade Bond Fund

The fund is a series of Smith Barney Funds, Inc., a Maryland corporation.

Smith Barney Mutual Funds

1

Investments, risks and performance

Investment objective

The fund seeks current income, preservation of capital and liquidity.

Principal investment strategies

Key investments Under normal market conditions the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “investment grade” fixed income securities and in related investments. These are securities rated at the time of purchase by a national ratings organization within one of the top four categories, or, if unrated, judged by the manager to be of comparable credit quality. Securities in which the fund invests include corporate debt securities, bank obligations, mortgage and asset backed securities and securities issued by the U.S. government and its agencies and instrumentalities. Securities rated in the lowest category of investment grade (BBB or Baa) are deemed to have speculative characteristics. The fund may also invest in U.S. dollar denominated fixed income securities of foreign issuers. The fund maintains an average dollar-weighted portfolio maturity of between one and four years; the average duration of the fund’s portfolio will normally be no greater than 3.5 years.

Selection process The manager focuses on minimizing fluctuations in the fund’s net asset value by identifying short-term fixed income securities the manager believes are undervalued and that offer better protection of capital given current interest rate and market conditions. In selecting individual securities for investment, the manager:

■	Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage
■	Determines sector and maturity weightings based on assessments of the economic environment and relative value factors based on interest rate outlook
■	Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk
■	Uses research to uncover inefficient sectors of the government securities and mortgage markets and adjusts portfolio positions to take advantage of new information

2	Short-Term Investment Grade Bond Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

■	Interest rates increase, causing the prices of fixed income securities to decline, which would reduce the value of the fund’s portfolio. The fund has less sensitivity to changes in interest rates than a fund investing in securities with intermediate or long-term maturities
■	Prepayment or call risk: As interest rates decline, the issuers of mortgage-related or callable securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities
■	Extension risk: As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities
■	The manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Who may want to invest The fund may be an appropriate investment if you:

■	Are seeking current income while minimizing fluctuations in the value of your investment
■	Currently have exposure to stock markets and wish to diversify your investment portfolio by adding an investment in investment grade fixed income securities
■	Are seeking a higher level of current income than typically offered by money market funds

Smith Barney Mutual Funds	3

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes and the performance for Class A shares reflects the impact of taxes paid on distributions and the redemption of shares and the reinvestment of distributions and dividends at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return for Class A Shares

Highest and Lowest Quarterly Returns:

(for the periods shown in the bar chart)

Highest: [    ]% in [    ] quarter [      ]; Lowest: [(    )]% in [    ] quarter [      ]

4	Short-Term Investment Grade Bond Fund

Average Annual Total Returns

Calendar Years Ended December 31, 2004

1 year	5 years	10 years	Since inception	Inception Date
Class A				11/11/91
Return Before Taxes %	%	%	%
Return After Taxes on Distributions(1)%	%	%	n/a
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%	n/a
OTHER CLASSES (Return Before Taxes Only)
Class B	n/a	n/a		1/13/03
Class C(2)%	n/a	n/a	%	8/5/02
Class Y %	%	n/a	%	2/7/96
Citigroup Index(3)%	%	%	n/a	n/a
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for other classes will vary.
(2)	Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
(3)	The Citigroup Treasury/Government Sponsored/Credit 1-5 year Index (“Citigroup Index”) is a broad-based index of short-term U.S. Treasury and corporate debt securities, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

Smith Barney Mutual Funds	5

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares.

Shareholder fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.00%		None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	None	None

Annual fund operating expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fees	%	%	%	%
Distribution and service (12b-1) fees	0.25%	0.75%	0.75%	None
Other expenses	%	%	%	%

Total annual fund operating expenses	%	%	%	%
*	You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

6	Short-Term Investment Grade Bond Fund

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the fund for the period shown
■	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of years you own your shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$	$	$	$
Class B (redemption at end of period)	$	$	$	$	*
Class B (no redemption)	$	$	$	$	*
Class C (with or without redemption)	$	$	$	$
Class Y (with or without redemption)	$	$	$	$
*	Assuming conversion to Class A shares approximately eight years after purchase.

More on the fund’s investments

Derivatives contracts The fund may, but need not, use derivative contracts, such as futures and options on interest rates, and options on interest rate futures, for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivatives contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on the fund’s interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties

Smith Barney Mutual Funds	7

to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Yankee obligations The fund may invest in Yankee obligations, including Yankee obligations of foreign banks. Yankee obligations are U.S. dollar denominated securities issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks, including the possibility that a foreign government might prevent the U.S. dollars invested in the security from flowing back across its borders. The price of Yankee obligations may also go down because of political instability or the more limited availability of accurate information about foreign companies.

Risk of high portfolio turnover The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information (“SAI”). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here that could adversely affect your investment and that could prevent the fund from achieving its goals.

Portfolio holdings The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the SAI.

Management

Manager The fund’s investment manager is Smith Barney Fund Management LLC (“SBFM” or the “manager”), an affiliate of Citigroup Global Markets Inc. (“CGM”). The manager’s address is 399 Park Avenue, New York, New York 10022. The manager selects the fund’s investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. (“Citigroup”) Citigroup businesses offer a broad range of financial services—asset management, banking and consumer finance,

8	Short-Term Investment Grade Bond Fund

credit and charge cards, insurance, investments, investment banking and trading—and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the SBFM does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Mark Lindbloom, Dominick Masotti and Theresa Veres have been responsible for the day-to-day management of the fund’s portfolio since July of 2002. Mr. Lindbloom, Mr. Masotti and Ms. Veres are investment officers of the manager and a managing director, vice president and director, respectively of Salomon Brothers Asset Management Inc, an affiliate of the manager.

Management fees During the fiscal year ended December 31, 2004, the manager received an advisory fee equal to     % of the fund’s average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, Class B, and Class C shares. Under the plan, the fund pays distribution and/or service fees. The fees are an ongoing expense and, over time, increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the fund’s distributor and other affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend

Smith Barney Mutual Funds	9

or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.

Recent Developments In connection with an investigation previously disclosed by Citigroup, the Staff of the SEC has notified CAM, the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

10	Short-Term Investment Grade Bond Fund

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

■	How much you plan to invest.
■	How long you expect to own the shares.
■	The expenses paid by each class detailed in the Fee Table and Example at the front of this Prospectus.
■	Whether you qualify for any reduction or waiver of sales charges.

You may buy shares from:

■	A broker-dealer, financial intermediary, financial institution or a distributor’s financial consultants (each called a “Service Agent”)
■	The fund, but only if you are investing through certain qualified plans or Service Agents

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

Smith Barney Mutual Funds	11

	Initial			Additional
	Classes A, C	Class B (exchange purchases only)	Class Y	All Classes
General	$1,000	$1,000	$15 million	$50
IRAs, Self Employed Retirement Plans, Uniform Gifts and Transfers to Minor Accounts	$250	$250	$15 million	$50
Qualified Retirement Plans*	$25	$25	$15 million	$25
Simple IRAs	$1	$1	n/a	$1
Monthly Systematic Investment Plans	$25	$25	n/a	$25
Quarterly Systematic Investment Plans	$50	$50	n/a	$50
*	Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Short-Term Investment Grade Bond Fund

12

Comparing the fund’s classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

	Class A	Class B	Class C	Class Y
Key features	■ Initial sales charge ■ You may qualify for reduction or waiver of initial sales charge ■ Lower annual expenses than Class C	■ Available only in an exchange from another fund ■ No initial sales charge ■ Converts to Class A after 8 years ■ Deferred sales charge based on that of the fund owned prior to exchange	■ No initial sales charge or deferred sales charge ■ Higher annual expenses than Class A ■ Does not convert to Class A	■ No initial or deferred sales charge ■ Minimum investment of at least $15 million ■ Lower annual expenses than the other classes
Initial sales charge	Up to 2.00%; waived for certain investors. No charge for purchases of $500,000 or more	None	None	None
Deferred sales charge	1.00% on purchases of $500,000 or more if you redeem within 1 year of purchase	Up to 5% charged when you redeem shares; the charge is reduced over time and there is no deferred sales charge after 5 years	None	None
Annual distribution and service fees	0.25% of average daily net assets	0.75% of average daily net assets	0.75% of average daily net assets	None
Exchange privilege*	Class A shares of most Smith Barney funds	Class B shares of most Smith Barney funds	Class C shares of most Smith Barney funds	Class Y shares of most Smith Barney funds
*	Ask your Service Agent for the Smith Barney funds available for exchange.

Smith Barney Mutual Funds	13

More information about the fund’s classes of shares is available through the Smith Barney Mutual Funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

■	the front-end sales charges that apply to the purchase of Class A shares
■	the deferred sales charges that apply to the redemption of Class B and Class C shares
■	who qualifies for lower sales charges on Class A shares
■	who qualifies for a sales load waiver

Go to http://www.smithbarneymutualfunds.com and click on the name of the fund.

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on investments of $500,000 or more, or on the fund’s distributions or dividends you reinvest in additional Class A shares.

Up to the entire amount of any Class A sales charges collected may be paid to Service Agents that sell fund shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by Class A shares serviced by them.

Amount of purchase	Sales Charge as a % of offering price	Sales Charge as a % of net amount invested	Broker/Dealer Commission as a % of offering price
Less than $500,000	2.00	2.04	1.80
$500,000 or more	-0-	-0-	up to 1.00	*
*

A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month

14	Short-Term Investment Grade Bond Fund

after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $500,000 or more  You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem those Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.

Qualifying for a reduced Class A sales charge  There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase. You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.

■	Accumulation privilege – lets you combine the current total value of all Class A shares of the fund and other Smith Barney funds that are owned

■	by you, or
■	by your spouse and children under the age of 21

and that are offered with a sales charge, with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

■

Letter of intent – lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may

Smith Barney Mutual Funds	15

include the dollar amount of purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

■	Employees of NASD members
■	Investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGM
■	Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor’s Service Agent is notified

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent the sub-transfer agent at the time of purchase.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual Funds’ website: http://www.smithbarneymutualfunds.com and click on the name of the fund.

Class B shares

Class B shares, which are available only through exchanges of Class B shares of other Smith Barney funds, are purchased at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your original purchase payment in a Smith Barney fund, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Deferred sales charge	5%	4%	3%	2%	1%	0%

Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

16	Short-Term Investment Grade Bond Fund

Class B conversion After approximately 8 years from your original purchase payment of Class B shares, such shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: Upon exchange from another Smith Barney fund	Shares issued: On reinvestment of dividends and distributions
On the date the shares originally acquired would have converted into Class A shares	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)

Class C shares

You buy Class C shares at net asset value without paying an initial sales charge and without paying a deferred sales charge when you redeem.

Service Agents receive an annual fee of 0.75% of the average daily net assets represented by the Class C shares serviced by them.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore your sales charge does not take into account any subsequent appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

■	Shares exchanged for shares of another Smith Barney fund
■	Shares representing reinvested distributions and dividends
■	Shares no longer subject to the deferred sales charge

Smith Barney Mutual Funds	17

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund’s distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

■	On payments made through certain systematic withdrawal plans
■	For involuntary redemptions of small account balances
■	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual Funds’ website: http://www.smithbarneymutualfunds.com and click on the name of the fund.

Buying shares

Through a Service Agent

You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected:

■    Class of shares being bought

■    Dollar amount or number of shares being bought

You should pay for your shares through your brokerage account no later than the third business day after you place your order. Your Service Agent may charge an annual account maintenance fee.

18	Short-Term Investment Grade Bond Fund

Through the fund

Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

■    Write the fund at the following address:

Smith Barney Funds, Inc.

Short-Term Investment Grade Bond Fund

(Specify class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

■    Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

■    For more information, call Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010.

Through a systematic investment plan

You may authorize your Service Agent or the sub-transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

■    Amounts transferred should be at least $25 monthly or $50 quarterly

■    If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

For more information, contact your Service Agent or consult the SAI.

Exchanging shares

Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors

You should contact your Service Agent to exchange into other Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund into which you are exchanging. An exchange is a taxable transaction.

■    You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.

Smith Barney Mutual Funds	19

■   Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.

■   Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made. Class C shares and Class A shares purchased on or after August 5, 2002, will not be subject to a sales charge differential at the time of the exchange. However, if you exchange Class C shares that are not already subject to a deferred sales charge, you may be subject to a 1.00% deferred sales charge if you redeem your shares within one year of the date of the exchange.

■   If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

■   The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Additional sales charges

Class A shares of the fund held prior to August 5, 2002, may be subject to a sales charge differential upon the exchange of such shares for Class A shares of another Smith Barney fund sold with a sales charge. The sales charge differential is the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange. To the extent the fund shares relinquished in the exchange are attributable to predecessor shares for which a sales charge was paid, the sales charge differential does not apply. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid.

20	Short-Term Investment Grade Bond Fund

Waiver of additional sales charges	Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
By telephone

If you do not have a brokerage account with a Service Agent you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange (“NYSE”) is open. Call Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

You can make telephone exchanges only between accounts that have identical registrations.

By mail	If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

Redeeming shares

Generally

Contact your Service Agent to redeem shares of the fund.

If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

Smith Barney Mutual Funds	21

If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
By mail

For accounts held directly at the fund, send written requests to the fund at the following address:

Smith Barney Funds, Inc.

Short-Term Investment Grade Bond Fund

(Specify class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

Your written request must provide the following:

■    The fund name and your account number

■    The class of shares and the dollar amount or number of shares to be redeemed

■    Signatures of each owner exactly as the account is registered

By telephone

If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer (ACH).

22	Short-Term Investment Grade Bond Fund

Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1.00% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

■    Your shares must not be represented by
certificates

■    All dividends and distributions must be reinvested

For more information, contact your Service Agent or consult the SAI.

Smith Barney Mutual Funds	23

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

■	Name of the fund
■	Your account number
■	Class of shares being bought, exchanged or redeemed
■	Dollar amount or number of shares being bought, exchanged or redeemed
■	Signature of each owner exactly as the account is registered

The sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

■	Are redeeming over $50,000
■	Are sending signed share certificates or stock powers to the sub-transfer agent
■	Instruct the sub-transfer agent to mail the check to an address different from the one on your account
■	Changed your account registration
■	Want the check paid to someone other than the account owner(s)
■	Are transferring the redemption proceeds to an account with a different registration
■	Are making more than one redemption request in any 10 day period.

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

■	Suspend the offering of shares
■	Waive or change minimum and additional investment amounts
■	Reject any purchase or exchange order
■	Change, revoke or suspend the exchange privilege

24	Short-Term Investment Grade Bond Fund

■	Suspend telephone transactions
■	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC
■	Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If at any time the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase. If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemptions of shares in certain circumstances.

For more information contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund’s performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be

Smith Barney Mutual Funds	25

reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long term shareholders, the Board of Directors of the fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about the fund’s

26	Short-Term Investment Grade Bond Fund

portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the fund’s Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses, the fund’s performance, and its long term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Share certificates Share certificates will no longer be issued. If you currently hold share certificates, such certificates will continue to be honored.

Distributions, dividends and taxes

Dividends and distributions The fund declares and pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarize the tax status to you of certain transactions related to the fund.

Smith Barney Mutual Funds	27

Transaction	Federal tax status
Redemption or exchange of shares	Usually capital gain or loss, long- term only if shares owned more than one year
Long-term capital gain distributions	Long-term capital gain
Dividends	Ordinary income

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares.

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the portfolio.

Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. For each class of shares, net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

28	Short-Term Investment Grade Bond Fund

Taxable and tax exempt bond funds

The Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with your Service Agent or the fund’s sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the fund’s sub-transfer agent before the sub-transfer agent’s close of business.

Smith Barney Mutual Funds	29

Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past five years (or since inception if less than five years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by                 , independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request). Effective as of April 29, 2004, Class L shares of the fund were renamed Class C shares.

For a Class A share of capital stock outstanding throughout each year ended December 31, except as otherwise noted:

	2004	2003	2002	2001	2000
Net asset value, beginning of period
Income (loss) from operations:
Net investment income
Net realized and unrealized gain (loss)
Total income from operations
Less distributions from:
Net investment income
Total distributions
Net asset value, end of period
Total return
Net assets, end of period (millions)
Ratios to average net assets:
Expenses
Net investment income
Portfolio turnover rate

30	Short-Term Investment Grade Bond Fund

For a Class B share of capital stock outstanding throughout the year ended December 31, except as otherwise noted:

2004
Net Asset Value, Beginning of Period
Income From Operations:
Net investment income
Net realized and unrealized gain
Total Income From Operations
Less Distributions From:
Net investment income
Total Distributions
Net Asset Value, End of Period
Total Return
Net Assets, End of Period (millions)
Ratios to Average Net Assets:
Expenses
Net investment income
Portfolio Turnover Rate

Smith Barney Mutual Funds	31

For a Class C(1) share of capital stock outstanding throughout each year ended December 31, except as otherwise noted:

	2004	2003	2002
Net Asset Value, Beginning of Year
Income From Operations:
Net investment income
Net realized and unrealized gain
Total Income From Operations
Less Distributions From:
Net investment income
Total Distributions
Net Asset Value, End of Year
Total Return
Net Assets, End of Year (millions)
Ratios to Average Net Assets:
Expenses
Net investment income
Portfolio Turnover Rate

32	Short-Term Investment Grade Bond Fund

For a Class Y share of capital stock outstanding throughout each year ended December 31, except as otherwise noted:

	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year
Income (loss) From Operations:
Net investment income
Net realized and unrealized gain (loss)
Total Income From Operations
Less Distributions From:
Net investment income
Total Distributions
Net Asset Value, End of Year
Total Return
Net Assets, End of Year (millions)
Ratios to Average Net Assets:
Expenses
Net investment income
Portfolio Turnover Rate

Smith Barney Mutual Funds	33

Smith Barney Short-Term Investment Grade Bond Fund

An investment portfolio of Smith Barney Funds, Inc.

Shareholder reports    Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent, or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act

file no. 811-01464)

FD02319 4/05

--------------------------------------------------------------------------------

                                   PROSPECTUS

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                 U.S. GOVERNMENT
                                 SECURITIES FUND
--------------------------------------------------------------------------------

     Class A, B, C and Y Shares
     April [  ], 2005
            --

     The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

               [LOGO] Smith Barney
                      Mutual Funds

               Your Serious Money. Professionally Managed.(R)

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Smith Barney
U.S. Government Securities Fund

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------



The fund is a series of Smith Barney Funds, Inc., a Maryland corporation.

                                                   Smith Barney Mutual Funds   1

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks high current income, liquidity and security of principal.

Principal Investment Strategies

Key investments Under normal market conditions the fund will invest at least 80%
of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and in related investments. These U.S. government securities in which the fund invests consist primarily of mortgage-related securities and
U.S. Treasury securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S.
Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

Selection process The manager selects individual securities that it believes are undervalued or will offer better protection of capital during periods of changing market conditions. The manager spreads the fund's investments among various sectors, focusing more heavily on sectors it believes will experience less price volatility given prevailing interest rates and expected interest rate movements. In selecting individual securities, the manager:

..    Determines sector and maturity weightings based on intermediate- and long-term assessments of the economic environment and relative value factors based on interest rate outlook
..    Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk
..    Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage
..    Uses research to uncover inefficient sectors of the government securities and mortgage markets and adjusts portfolio positions to take advantage of new information

2   U.S. Government Securities Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

..    Interest rates increase, causing the prices of fixed income securities to decline, which would reduce the value of the fund's portfolio
..    Prepayment or call risk: As interest rates decline, the issuers of mortgage-related or callable securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities
..    Extension risk: As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities
..    The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Payments of principal and interest on mortgage-backed securities issued by instrumentalities of the U.S. government are guaranteed solely by the issuer and not guaranteed by the U.S. government. Although payment of principal and interest on mortgage-backed securities issued by U.S. agencies are guaranteed by the full faith and credit of the U.S. government, this guarantee does not apply to losses resulting from declines in the market value of these securities.

Who may want to invest The fund may be an appropriate investment if you:

..    Are seeking income consistent with preservation of capital
..    Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities
..    Prefer to invest in U.S. government securities rather than higher yielding corporate or foreign securities

                                                   Smith Barney Mutual Funds   3

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and the redemption of shares and the reinvestment of distributions and dividends at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

--------------------------------------------------------------------------------
                         Total Return for Class A Shares
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

[The following table was depicted as a bar chart in the printed material.]

  95     96     97     98      99     00     01     02     03     04
  --     --     --     --      --     --     --     --     --     --
16.52   3.97   9.67   6.04   (0.24)  9.93   7.09   7.78   2.52

                        Calendar years ended December 31

Highest and Lowest Quarterly returns
(for the periods shown in the bar chart)

Highest: [   ]% in [   ] quarter [   ]; Lowest: [   ]% in [   ] quarter [   ]
          ---       ---           ---            ---       ---           ---

4   U.S. Government Securities Fund

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 2004
--------------------------------------------------------------------------------

                                                        Since     Inception
                        1 year   5 years   10 years   Inception      Date
---------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------
Return Before Taxes           %         %          %        n/a    10/09/84
---------------------------------------------------------------------------
Return After Taxes
   on Distributions(1)        %         %          %        n/a
---------------------------------------------------------------------------
Return After Taxes
   on Distributions
   and Sale of Fund
   Shares(1)                  %         %          %        n/a
---------------------------------------------------------------------------
OTHER CLASSES (Return Before Taxes Only)
---------------------------------------------------------------------------
Class B                       %         %       n/a           %    11/7/94
---------------------------------------------------------------------------
Class C(2)                    %         %         %           %    12/2/92
---------------------------------------------------------------------------
Class Y                       %         %         %           %    01/12/93
---------------------------------------------------------------------------
Lehman MBS Index(3)           %         %         %         n/a      n/a
---------------------------------------------------------------------------

(1)  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and
     Class Y shares will vary.
(2)  Effective as of April 29, 2004, Class L shares were renamed Class C shares.
     On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
(3)  The Lehman MBS Index is composed of about 600 15-year to 30-year fixed-rate mortgage-backed pools of Government National Mortgage Association, Federal
     National Mortgage Association and Federal Home Loan Mortgage Corporation
     and does not reflect a deduction for fees, expenses and taxes. An investor cannot invest directly in an index.

                                                   Smith Barney Mutual Funds   5

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------
(fees paid directly from your investment)  Class A   Class B   Class C   Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load)
   imposed on purchases                     4.50%     None      None       None
   (as a % of offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
   (as a % of the lower of net asset
   value at purchase or redemption)         None*     4.50%     1.00%      None

-------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(Expenses deducted from fund assets)       Class A   Class B   Class C   Class Y
--------------------------------------------------------------------------------

Management fee
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total annual fund operating expenses

*    You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of
     1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower.
The example assumes:

..    You invest $10,000 in the fund for the period shown

..    Your investment has a 5% return each year -- the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
..    You reinvest all distributions and dividends without a sales charge
..    The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

6   U.S. Government Securities Fund

                       Number of years you own your shares

                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)       $        $         $         $
--------------------------------------------------------------------------------
Class B (redemption at end of period)      $        $         $         $      *
--------------------------------------------------------------------------------
Class B (no redemption)                    $        $         $         $      *
--------------------------------------------------------------------------------
Class C (redemption at end of period)      $        $         $         $
--------------------------------------------------------------------------------
Class C (no redemption)                    $        $         $         $
--------------------------------------------------------------------------------
Class Y (with or without redemption)       $        $         $         $

*    Assumes conversion to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
   More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

..    To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
..    As a substitute for buying or selling securities
..    As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities.
Even a small investment in derivative contracts can have a big impact on the fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Mortgage dollar rolls The fund may invest up to 331/3% of its assets in mortgage dollar roll transactions, where the fund sells a mortgage-related security and simultaneously agrees to repurchase, at a future date, another mortgage-related security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if the securities to be repurchased decline in value before the date of repurchase.

                                                   Smith Barney Mutual Funds   7

Risk of high portfolio turnover The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information
("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the
SAI. Also note that there are many other factors, which are not described here that could adversely affect your investment and that could prevent the fund from achieving its goals.

Portfolio holdings The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.

--------------------------------------------------------------------------------
   Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is Smith Barney Fund Management LLC
("SBFM" or the "manager"), an affiliate of Citigroup Global Markets Inc.
("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers.
However, in making investment decisions for the fund, the SBFM does not obtain or use inside information acquired by any division, department or affiliate of
Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with
Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

8   U.S. Government Securities Fund

Mark Lindbloom and Francis Mustaro have been responsible for the day-to-day management of the fund's portfolio since March 2002. Both individuals are investment officers of the manager (SBFM). Mr. Lindbloom is a managing director of Salomon Brothers Asset Management Inc ("SBAM"), an affiliate of the manager.
Mr. Mustaro is a managing director of SBAM.

Management fees During the fiscal year ended December 31, 2004, the manager
received an advisory fee equal to    % of the fund's average daily net assets.
                                  ---

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A, B and C shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributor and other affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you.
Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb ("CTB")
serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the
"sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.

Recent Developments In connection with an investigation previously disclosed by
Citigroup, the Staff of the SEC has notified CAM, the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and
three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

                                                   Smith Barney Mutual Funds   9

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various
CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005,
Citigroup stated that it had established an aggregate reserve of $196 million
($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

10   U.S. Government Securities Fund

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

..    How much you plan to invest.
..    How long you expect to own the shares.
..    The expenses paid by each class detailed in the Fee Table and Example at the front of this Prospectus.
..    Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $100,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

You may buy shares from:

..    Certain broker/dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent").
..    The fund, but only if you are investing through certain qualified plans or
     Service Agents.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-----------------------------------------------------------------------------------
                                                   Initial               Additional
-----------------------------------------------------------------------------------
                                        Classes A, B, C     Class Y     All Classes
-----------------------------------------------------------------------------------
General                                      $1,000       $15 million       $50
-----------------------------------------------------------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gifts or Transfers
to Minor Accounts                            $  250       $15 million       $50
-----------------------------------------------------------------------------------
Qualified Retirement Plans*                  $   25       $15 million       $25
-----------------------------------------------------------------------------------
Simple IRAs                                  $    1           n/a           $ 1
-----------------------------------------------------------------------------------
Monthly Systematic Investment Plans          $   25           n/a           $25
-----------------------------------------------------------------------------------
Quarterly Systematic Investment Plans        $   50           n/a           $50

*    Qualified Retirement Plans are retirement plans qualified under Section
     403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k)
     plans

                                                  Smith Barney Mutual Funds   11

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Service Agent can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

------------------------------------------------------------------------------------------------------------------
                           Class A                Class B              Class L                     Class Y
------------------------------------------------------------------------------------------------------------------
Key features        .    Initial sales      .    No initial       .    No initial           .    No initial or
                         charge                  sales charge          sales charge              deferred sales
                    .    You may qual-      .    Deferred         .    Deferred sales            charge
                         ify for reduc-          sales charge          charge for           .    Must invest at
                         tion or waiver          declines              only 1 year               least $15 million
                         of initial sales        over time        .    Does not con-        .    Lower annual
                         charge             .    Converts to           vert to Class A           expenses than
                    .    Lower annual            Class A after    .    Higher annual             the other classes
                         expenses than           8 years               expenses than
                         Class B and        .    Higher annual         Class A
                         Class C                 expenses than
                                                 Class A
------------------------------------------------------------------------------------------------------------------
Initial sales            Up to 4.50%;            None                  None                      None
charge                   reduced for
                         large purchases
                         and waived for
                         certain in-
                         vestors; no
                         charge for
                         purchases of
                         $500,000 or
                         more
------------------------------------------------------------------------------------------------------------------
Deferred sales           1.00% on pur-           Up to 4.50%           1.00% if you              None
charge                   chases of               charged when          redeem within
                         $500,000 or             you redeem            1 year of purchase
                         more if you             shares. The
                         redeem within           charge is
                         1 year of               reduced over
                         purchase                time and there
                                                 is no deferred
                                                 sales charge
                                                 after 5 years
------------------------------------------------------------------------------------------------------------------
Annual                   0.25% of average        0.75% of              0.70% of average          None
distribution             daily net assets        average daily         daily net assets
and service                                      net assets
fees
------------------------------------------------------------------------------------------------------------------
Exchange                 Class A shares          Class B shares        Class C shares of
Class Y shares of        of most Smith           of most Smith         most Smith Barney         most
privilege                Barney funds            Barney funds          funds
Smith Barney
funds
------------------------------------------------------------------------------------------------------------------

----------
*    Ask your Service Agent for the Smith Barney funds available for exchange.

12   U.S. Government Securities Fund

More information about the fund's classes of shares is available through the
Smith Barney Mutual Funds' website. You'll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

..    the front-end sales charges that apply to the purchase of Class A shares
..    the deferred sales charges that apply to the redemption of Class B and
     Class C shares
..    who qualifies for lower sales charges on Class A shares
..    who qualifies for a sales load waiver

Go to http://www.smithbarneymutualfunds.com and click on the name of the fund.

                                                  Smith Barney Mutual Funds   13

--------------------------------------------------------------------------------
Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

--------------------------------------------------------------------------------
                                        Sales Charge as a % of:    Broker/Dealer
                                       ------------------------       Commission
                                       Offering     Net amount         as % of
Amount of purchase                     price (%)   invested (%)   Offering Price
--------------------------------------------------------------------------------
Less than $25,000                        4.50          4.71              4.05
--------------------------------------------------------------------------------
$25,000 but less than $50,000            4.00          4.17              3.60
--------------------------------------------------------------------------------
$50,000 but less than $100,000           3.50          3.63              3.15
--------------------------------------------------------------------------------
$100,000 but less than $250,000          2.50          2.56              2.25
--------------------------------------------------------------------------------
$250,000 but less than $500,000          1.50          1.52              1.35
--------------------------------------------------------------------------------
$500,000 or more                         0.00          0.00        up to 1.00*
--------------------------------------------------------------------------------

*    A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the
     Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1% from the distributor as well as the annual distribution and service fee starting immediately after purchase.
     Please contact your Service Agent for more information.

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem those Class A shares within one year of purchase, you will pay a deferred sales charge of
1.00%. If you did not pay an initial sales charge when buying Class A shares

14   U.S. Government Securities Fund

due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase. You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.

..    Accumulation privilege -- lets you combine the current total value of all
     Class A shares of the fund and other Smith Barney funds that are owned
..    by you, or
..    by your spouse and children under the age of 21

and that are offered with a sales charge, with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.
Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

..    Letter of intent -- lets you purchase Class A shares of the fund and other
     Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include the dollar amount of purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

..    Employees of NASD members
..    Investors participating in "wrap fee" or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGM
..    Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual
Funds' website: http://www.smithbarneymutualfunds.com and click on the name of the fund.

                                                  Smith Barney Mutual Funds   15

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

--------------------------------------------------------------------------------
 Year after purchase                   1st   2nd   3rd   4th   5th   6th through
                                                                         8th
--------------------------------------------------------------------------------
 Deferred sales charge                4.5%    4%    3%    2%    1%        0%
--------------------------------------------------------------------------------

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion After approximately 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:   Shares issued: On reinvestment     Shares issued: Upon
At initial       of dividends and distributions     exchange from another Smith
purchase                                            Barney fund
--------------------------------------------------------------------------------
Eight years      In same proportion as the number   On the date the shares
after the date   of Class B shares converting is    originally acquired would
of purchase      to total Class B shares you own    have converted into Class A
payment          (excluding shares issued as        shares
                 dividends)

Class C shares

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Service Agents selling Class C shares receive a commission of 0.75% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of 0.70% of the average net assets represented by the Class C shares held by their clients.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

16   U.S. Government Securities Fund

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore your sales charge does not take into account any subsequent appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..    Shares exchanged for shares of another Smith Barney fund
..    Shares representing reinvested distributions and dividends
..    Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

..    On payments made through certain systematic withdrawal plans
..    On certain distributions from a retirement plan
..    For involuntary redemptions of small account balances
..    For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent, consult the SAI or look at the Smith Barney Mutual
Funds' website: http://www.smithbarneymutualfunds.com and click on the name of the fund.

                                                  Smith Barney Mutual Funds   17

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
Through a Service Agent   You should contact your Service Agent to open a
                          brokerage account and make arrangements to buy
                          shares.

                          If you do not provide the following information, your
                          order will be rejected

                          .    Class of shares being bought
                          .    Dollar amount or number of shares being bought

                          You should pay for your shares through your brokerage
                          account no later than the third business day after you
                          place your order. Your Service Agent may charge an
                          annual account maintenance fee.
--------------------------------------------------------------------------------
Through the fund          Qualified retirement plans and certain other investors
                          who are clients of Service Agents are eligible to buy
                          shares directly from the fund.

                          .    Write the fund at the following address:

                                    Smith Barney Funds, Inc. U.S. Government
                                    Securities Fund (Specify class of shares)
                                    c/o PFPC Inc. P.O. Box 9699 Providence, RI
                                    02940-9699

                          .    Enclose a check to pay for the shares. For
                               initial purchases, complete and send an account
                               application.
                          .    For more information, please call Smith Barney
                               Mutual Funds Shareholder Services at
                               1-800-451-2010

--------------------------------------------------------------------------------
Through a systematic      You may authorize your Service Agent or the
investment plan           sub-transfer agent to transfer funds automatically
                          from (i) a regular bank account, (ii) cash held in a
                          brokerage account or (iii) certain money market funds
                          to buy shares on a regular basis.

                          .    Amounts transferred should be at least $25
                               monthly or $50 quarterly.

                          .    If you do not have sufficient funds in your
                               account on a transfer date, your Service Agent or
                               the sub-transfer agent may charge you a fee.

                          For more information, contact your Service Agent or
                          the transfer agent or consult the SAI.

18   U.S. Government Securities Fund

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------
Smith Barney offers a     You should contact your Service Agent to exchange into
distinctive family of     other Smith Barney mutual funds. Be sure to read the
funds tailored to help    prospectus of the Smith Barney mutual fund into which
meet the varying needs    you are exchanging. An exchange is a taxable
of both large and small   transaction.
investors
                          .    You may exchange shares only for shares of the
                               same class of another Smith Barney fund. Not all
                               Smith Barney funds offer all classes.

                          .    Not all Smith Barney funds may be offered in your
                               state of residence. Contact your Service Agent or
                               the transfer agent.

                          .    Exchanges of Class A, Class B and Class Cshares
                               are subject to minimum investment requirements
                               (except for investment plan exchanges), and all
                               shares are subject to the other requirements of
                               the fund into which exchanges are made. Your
                               shares will not be subject to an initial sales
                               charge at the time of the exchange.

                          .    If you hold share certificates, the transfer
                               agent must receive the certificates endorsed for
                               transfer or with signed stock powers (documents
                               transferring ownership of certificates) before
                               the exchange is effective.

                          .    The fund may suspend or terminate your exchange
                               privilege if you engage in an excessive pattern
                               of exchanges.
--------------------------------------------------------------------------------
Waiver of additional      Your shares will not be subject to an initial sales
sales charges             charge at the time of the exchange.

                          Your deferred sales charge (if any) will continue to
                          be measured from the date of your original purchase of
                          shares subject to a deferred sales charge. If the fund
                          into which you exchange has a higher deferred sales
                          charge, you will be subject to that charge. If you
                          exchange at any time into a fund with a lower charge,
                          the sales charge will not be reduced.
--------------------------------------------------------------------------------

By telephone              If you do not have a brokerage account with a Service
                          Agent, you may be eligible to exchange shares through
                          the fund. You must complete an authorization form to
                          authorize telephone transfers. If eligible, you may
                          make telephone exchanges on any day the New York Stock
                          Exchange ("NYSE") is open. Call Smith Barney Mutual
                          Funds Shareholder Services at 1-800-451-2010 between
                          9:00 a.m. and 4:00 p.m. (Eastern time).

                                                  Smith Barney Mutual Funds   19

                          You can make telephone exchanges only between accounts
                          that have identical registrations.

--------------------------------------------------------------------------------
By mail                   If you do not have a brokerage account, contact your
                          Service Agent or write to the sub-transfer agent at
                          the address on the following page.
--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally                 Contact your Service Agent to redeem shares of the
                          fund.

                          If you hold share certificates, the sub-transfer agent
                          must receive the certificates endorsed for transfer or
                          with signed stock powers (documents transferring
                          ownership of certificates) before the redemption is
                          effective.

                          If the shares are held by a fiduciary or corporation,
                          other documents may be required.

                          Your redemption proceeds will be sent within three
                          business days after your request is received in good
                          order. However, if you recently purchased your shares
                          by check, your redemption proceeds will not be sent to
                          you until your original check clears, which may take
                          up to 15 days.

                          If you have a brokerage account with a Service Agent,
                          your redemption proceeds will be placed in your
                          accountand not reinvested without your specific
                          instruction. In other cases, unless you direct
                          otherwise, your redemption proceeds will be paid by
                          check mailed to your address of record.
--------------------------------------------------------------------------------
By mail                   For accounts held directly at the fund, send written
                          requests to the fund at the following address:

                                    Smith Barney Funds, Inc. U.S. Government
                                    Securities Fund (Specify class of shares)
                                    c/o PFPC Inc. P.O. Box 9699 Providence, RI
                                    02940-9699

                          Your written request must provide the following:

                          .    The fund name and your account number

                          .    The class of shares and the dollar amount or
                               number of shares to be redeemed

                          .    Signatures of each owner exactly as the account
                               is registered
--------------------------------------------------------------------------------

20   U.S. Government Securities Fund

By telephone              If you do not have a brokerage account, you may be
                          eligible to redeem shares (except those held in
                          retirement plans) in amounts up to $50,000 per day
                          through the fund. You must complete an authorization
                          form to authorize telephone redemptions. If eligible,
                          you may request redemptions by telephone on any day
                          the NYSE is open. Call Smith Barney Mutual Funds
                          Shareholder Services at 1-800-451-2010 between 9:00
                          a.m. and 4:00 p.m. (Eastern time).

                          Your redemption proceeds can be sent by check to your
                          address of record or by wire or electronic transfer
                          (ACH) transfer to a bank account designated on your
                          authorization form. You must submit a new
                          authorization form to change the bank account
                          designated to receive wire or electronic transfers and
                          you may be asked to provide certain other documents.
                          The sub-transfer agent may charge a fee on a wire or
                          an electronic transfer (ACH).
--------------------------------------------------------------------------------

Automatic cash            You can arrange for the automatic redemption of a
withdrawal plans          portion of your shares on a monthly or quarterly
                          basis. To qualify you must own shares of the fund with
                          a value of at least $10,000 ($5,000 for retirement
                          plan accounts) and each automatic redemption must be
                          at least $50. If your shares are subject to a deferred
                          sales charge, the sales charge will be waived if your
                          automatic payments do not exceed 1.00% per month of
                          the value of your shares subject to a deferred sales
                          charge.

                          The following conditions apply

                          .  Your shares must not be represented by certificates
                          .  All dividends and distributions must be reinvested

                          For more information, contact your Service Agent or
                          consult the SAI.

                                                  Smith Barney Mutual Funds   21

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

..    Name of the fund
..    Your account number
..    Class of shares being bought, exchanged or redeemed
..    Dollar amount or number of shares being bought, exchanged or redeemed
..    Signature of each owner exactly as the account is registered

The sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..    Are redeeming over $50,000
..    Are sending signed share certificates or stock powers to the sub-transfer agent
..    Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..    Changed your account registration
..    Want the check paid to someone other than the account owner(s)
..    Are transferring the redemption proceeds to an account with a different registration
..    Are making more than one redemption request in any 10 day period

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..    Suspend the offering of shares
..    Waive or change minimum and additional investment amounts
..    Reject any purchase or exchange order
..    Change, revoke or suspend the exchange privilege
..    Suspend telephone transactions
..    Suspend or postpone redemptions of shares on any day when trading on the
     NYSE is restricted, or as otherwise permitted by the SEC
..    Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

22   U.S. Government Securities Fund

Small account balances/Mandatory redemptions If at any time the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have
60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.

The fund may adopt other policies from time to time requiring mandatory redemptions of shares in certain circumstances.

For more information, contact your Service Agent or, the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Frequent Purchases and Sales of Fund Shares Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund's long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long-term shareholders, the
Board of Directors of the fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing

                                                  Smith Barney Mutual Funds   23

abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund's ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor's trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund's service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The fund's policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about the fund's portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future.
Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses, the fund's performance, and its long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even

24   U.S. Government Securities Fund

when the trading is not for abusive purposes. The fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Share certificates Share certificates will no longer be issued. If you currently hold share certificates, such certificates will continue to be honored.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends and distributions The fund generally pays dividends from net investment income monthly and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events.
The following table summarizes the tax status to you of certain transactions related to the fund.

----------------------------------------------------------------------------
             Transaction                         Federal tax status
----------------------------------------------------------------------------
Redemption or exchange of shares        Usually capital gain or loss; long-
                                        term only if shares owned more
                                        than one year
----------------------------------------------------------------------------
Long-term capital gain distributions    Long-term capital gain
----------------------------------------------------------------------------
Dividends                               Ordinary income

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares.

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

                                                  Smith Barney Mutual Funds   25

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds.
Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the
U.S. tax consequences to you of an investment in the portfolio.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. For each class of shares, net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time).

The Board of Directors has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value

26   U.S. Government Securities Fund

procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the
NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.

                                                  Smith Barney Mutual Funds   27

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has
been audited by               independent registered public accounting firm,
                ------------,
whose report, along with the fund's financial statements, is included in the annual report (available upon request). Effective as of April 29, 2004, Class L shares of the fund were renamed Class C shares.

--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                                2004   2003   2002   2001   2000
--------------------------------------------------------------------------------
Net asset value, beginning
   of year
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and
      unrealized gain (loss)
--------------------------------------------------------------------------------
Total income (loss)
   from operations
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value, end of year
--------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------
Net assets, end of
   year (millions)
--------------------------------------------------------------------------------
Ratios to average net assets:
   Operating expenses
   Net investment income
--------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------


28   U.S. Government Securities Fund

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

                                                2004   2003   2002   2001   2000
--------------------------------------------------------------------------------
Net asset value, beginning
   of year
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and
      unrealized gain (loss)
--------------------------------------------------------------------------------
Total income (loss)
   from operations
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value, end of year
--------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------
Net assets, end of
   year (000)'s
--------------------------------------------------------------------------------
Ratios to average net assets:
   Operating expenses
   Net investment income
--------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   29

--------------------------------------------------------------------------------
For a Class C(2) share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

                                                2004   2003   2002   2001   2000
--------------------------------------------------------------------------------
Net asset value, beginning
   of year
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and
      unrealized gain (loss)
--------------------------------------------------------------------------------
Total income (loss)
   from operations
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value, end of year
--------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------
Net assets, end of
   year (000)'s
--------------------------------------------------------------------------------
Ratios to average net assets:
   Operating expenses
   Net investment income
--------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------


30   U.S. Government Securities Fund

--------------------------------------------------------------------------------
For a Class Y share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

                                                2004   2003   2002   2001   2000
--------------------------------------------------------------------------------
Net asset value, beginning
   of year
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and
      unrealized gain (loss)
--------------------------------------------------------------------------------
Total income (loss)
   from operations
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value, end of year
--------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------
Net assets, end of year (000)'s
--------------------------------------------------------------------------------
Ratios to average net assets:
   Operating expenses
   Net investment income
--------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   31

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Smith Barney
U.S. Government
Securities Fund

An investment portfolio of Smith Barney Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incor- porated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service
Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by
writing to the fund at Smith Barney Mutual Funds Shareholder Services, 125 Broad
St, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the
Securities and Exchange Commission's (the "Commission") Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the
Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference
Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed.(R) is a registered service mark of
Citigroup Global Markets Inc.

(Investment Company
Act file no. 811-01464)
FD 02321 4/05

April     , 2005

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY FUNDS, INC.

125 Broad Street

New York, New York 10004

Smith Barney Funds, Inc. (the “fund”) currently consists of three portfolios: Large Cap Value Fund, U.S. Government Securities Fund and Short-Term Investment Grade Bond Fund (collectively referred to as the “portfolios” and individually as a “portfolio”). The Short-Term Investment Grade Bond Fund was named “Short-Term High Grade Bond Fund” prior to May 12, 2003.

This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide more detailed information about the fund as well as matters already discussed in the associated prospectuses, each dated April     , 2005, as amended and/or supplemented from time to time. Additional information about each portfolio’s investments is available in the portfolios’ annual and semi-annual reports to shareholders. Each portfolio’s prospectus and report may be obtained from the fund at the address listed above or by calling (800) 451-2010, or from a broker/dealer, financial intermediary, or a financial institution (each called a “Service Agent”) or by writing or calling the fund at the address set forth above.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective Prospectus.

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES

The prospectus for each portfolio describes its investment objectives and policies. The following discussion supplements the description of each portfolio’s investment policies in its prospectus. The investment objectives and policies of each portfolio are non-fundamental and thus may be modified by the Directors of the fund provided that any modification is not prohibited by the portfolios’ investment restrictions or applicable laws. Each portfolio’s investment adviser is Smith Barney Fund Management LLC (“SBFM” or the “manager”).

Large Cap Value Fund.    The portfolio invests under normal market conditions in equity securities or other investments with similar economic characteristics although the fund has the authority to invest in some interest-paying debt obligations (such as U.S. government obligations, investment grade bonds and debentures), the portfolio manager under current market conditions has no present intent to make such investments. The portfolio manager may also invest in high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. government securities with broker/dealers or other financial institutions, including the fund’s custodian). Under normal market conditions, at least 80% or more of the portfolio’s net assets, plus any borrowings for investment purposes, will be invested in common stocks of companies that have a market capitalization of at least $5 billion at the time of investment. The portfolio may also purchase preferred stocks and convertible securities. The portfolio may invest in non-dividend paying stocks. The portfolio may invest up to 5% of its net assets in emerging market issues and up to 20% of its net assets, in securities of foreign issuers generally, including emerging market issuers. These securities may include American Depository Receipts (ADRs), Yankee Bonds and other securities quoted in U.S. dollars, but may also include non-U.S. dollar denominated securities.

The portfolio may also invest in options (including swaps, caps, collars and floors), unseasoned issuers, real estate investment trusts (“REITs”) and other investment companies and may borrow money as a temporary measure for extraordinary or emergency purposes.

U.S. Government Securities Fund.    The portfolio invests in Government National Mortgage Association (“GNMA”) Certificates of the modified pass-through type and in mortgage participation certificates issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) and will also normally invest in other “U.S. government obligations,” i.e., obligations issued or guaranteed by the United States, its agencies or instrumentalities.

Under normal market conditions, the portfolio will seek to invest substantially all of its net assets, plus any borrowings for investment purposes, and the portfolio will invest not less than 80% of its assets—in such securities. As a hedge against changes in interest rates, the portfolio may enter into agreements with dealers in GNMA Certificates to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date, provided, that settlement occurs within 120 days of the trade date.

Short-Term Investment Grade Bond Fund.    The portfolio will seek to achieve its objective by investing under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the following securities: corporate bonds rated in one of the three highest categories for debt securities by a nationally recognized statistical rating organization (“NRSRO”) (such as A or better by Moody’s Investor Service, Inc. (“Moodys”) or the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”)); U.S. government securities; and negotiable bank certificates of deposit and bankers’ acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion. The portfolio’s investments will be limited to debt securities that, at the time of investment, are considered to be of “investment grade” quality, i.e., securities rated by an NRSRO within one of the four highest ratings categories for debt securities, or securities deemed comparable thereto by the manager.

In an effort to minimize fluctuations in market value, the dollar-weighted average maturity of the portfolio’s securities shall normally not be less than one nor more than four years, and the average duration of the portfolio will typically be no greater than 3.5 years. The maximum remaining maturity of the securities in which the portfolio shall normally invest will be no greater than ten years. In calculating the maturity of a mortgage-backed security (such as a GNMA Certificate, described below), the portfolio will use the average life of the underlying mortgages in the pool backing the security, which takes into account the expected rate of prepayments.

The portfolio may maintain a portion of its assets, which will usually not exceed 10%, in money market obligations and in cash to provide for payment of the portfolio’s expenses and to meet redemption requests. It is the policy of the portfolio to be as fully invested in debt securities as practicable at all times. The portfolio reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Fixed Income Securities

Credit Quality.    Each portfolio may invest in investment grade bonds, i.e. U.S. government securities or bonds rated, at the time of purchase, in the four highest ratings categories by an NRSRO, such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P. Obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that Moody’s, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a portfolio, although the manager will consider these events in determining whether the portfolio should continue to hold the securities.

U.S. Government Securities.    U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumentalities. These include bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. government. Some U.S. government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the United States Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association and the FHLMC, are supported only by the credit of the instrumentality. GNMA is a government-chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. FHLMC is a U.S. government-created entity controlled by the Federal Home Loan Banks.

GNMA Securities.    GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee representing an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as a portfolio). Unscheduled prepayments of mortgages are passed through to holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payments on such Certificates and either increasing or decreasing the yield realized by the portfolio, depending on the cost of the underlying Certificate and its market value at the time of prepayment. The income portions of monthly payments received by these portfolios will be included in their net investment income. The average life of GNMA Certificates varies with the maturities of the underlying mortgages (with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, refinancing of such mortgages or foreclosure.

GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder’s investment in portfolio. Prepayments and scheduled payments of principal will be reinvested by the U.S. Government Securities portfolio in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates, the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. If a portfolio buys GNMA Certificates at a premium, mortgage foreclosures or prepayments may result in a loss to the portfolio of up to the amount of the premium paid, since only timely payment of principal and interest is guaranteed.

Zero Coupon Bonds.    The U.S. Government Securities Fund and Short-Term Investment Grade Bond Fund may each invest in zero-coupon debt securities, which may be subject to greater volatility than other types of debt securities. Because zero-coupon securities do not make interest payments, such securities may fall more dramatically when interest rates rise than securities paying out interest on a current basis. However, when interest rates fall, zero-coupon securities may rise more rapidly in value because the securities have locked-in a particular rate of reinvestment that becomes more attractive the further rates fall.

Mortgage-Backed Securities.    Mortgage-backed securities are either issued by U.S. government agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. government or its agencies or instrumentalities. These agencies and instrumentalities include GNMA, FNMA and FHLMC. Privately-issued mortgage securities are typically issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the above institutions.

Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Faster or slower than expected prepayments may reduce the value of mortgage-backed securities in a portfolio. Therefore, under certain interest and prepayment rate scenarios, a fund may fail to recover the full amount of its investment in mortgage-backed securities, notwithstanding any direct or indirect governmental or agency guarantee.

Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds at “locking in” a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

A portfolio investments in mortgage-backed securities may include conventional mortgage pass-through securities, stripped mortgage-backed securities (SMBS) and certain classes of multiple class collateralized mortgage obligations (CMOs). Examples of SMBS include interest only and principal only securities. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages.

The CMO classes in which a portfolio may invest include sequential and parallel pay CMOs, including planned amortization class (PAC) and target amortization class (TAC) securities. A portfolio may also invest in the floating rate mortgage-backed securities listed under “Structured Mortgage-Backed Securities.”

Structured Mortgage-Backed Securities.    A portfolio may invest in structured mortgage-backed securities. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators (“reference prices”). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in reference prices.

The structured securities purchased by a portfolio may include interest only (IO) and principal only (PO) securities, floating rate securities linked to the Cost of Funds Index (COFI floaters), other “lagging rate” floating rate securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), leveraged or super IOs and POs, inverse IOs, dual index floaters and range floaters.

Mortgage Dollar Rolls.    The Short-Term Investment Grade Bond Fund may invest up to 5% of its assets in mortgage dollar roll transactions and the U.S. Government Securities Fund may invest up to 33 1/3% of its assets in mortgage dollar roll transactions. A mortgage dollar roll transaction is a transaction where a portfolio sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage related security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager’s ability to forecast mortgage prepayment patterns on different mortgage pools. A portfolio may lose money if the the securities to be repurchased decline in value before the date of repurchase.

Risks of Mortgage-Backed Securities.    Many mortgage-backed and structured securities are considered to be derivative instruments. Different types of derivative securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.”

The risk of early prepayments is the primary risk associated with mortgage IOs, super floaters and other leveraged floating rate mortgage-backed securities. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates.

In addition to the interest rate, prepayment and extension risks described above, the risks associated with transactions in these securities may include: (1) leverage and volatility risk and (2) liquidity and valuation risk. Derivative securities may sometimes increase or leverage a portfolio’s exposure to a particular market risk. Leverage enhances the price volatility of derivative securities held by a portfolio.

Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. For thinly traded derivative securities, the only source of price quotations may be the selling dealer.

Equity Securities

Common Stock.    Common stock is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company. The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company, its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything.

However, any assets of the company exceeding the amount owed to creditors or preferred shareholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.

Preferred Stock.    Preferred stocks are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred stock is entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities.

Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company’s common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment in the event of a bankruptcy to the company’s creditors, including holders of the company’s debt securities. This junior ranking to creditors makes preferred stock riskier in some respects than fixed income securities.

Convertible Securities.    Convertible securities are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company’s common stock or other equity securities. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock.

A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price. When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock.

Warrants and Stock Purchase Rights.    Warrants and stock purchase rights are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer’s common stock. Stock purchase rights are frequently issued as a dividend to a company’s stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.

Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company in a liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right can only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date.

Real Estate Investment Trusts (REITs).    REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income primarily from the collection of interest payments. REITs are not taxed on income distributed to shareholders if they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to prepay their obligations. REITs are dependent upon the skills of the REITs’ managers and are not diversified. REITs are generally dependent upon maintaining cash flow to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with that industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of these investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500.

Swaps, Caps, Floors, Collars and Swaptions.    As one way of managing its exposure to different types of investments, the fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, floors and swaptions. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. A swaption is an option to buy or sell a swap position.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price and yield.

Swap agreements are sophisticated risk management instruments that typically require a small cash investment relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the fund’s performance. Swap agreements are subject to credit risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates.

The fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The fund will maintain in a segregated account cash or liquid securities equal to the net amount, if any, of the excess of the fund’s obligations over its entitlements with respect to swap, cap, collar, floor or swaption transactions.

Other Transactions, Policies and Risks

Repurchase and Reverse Repurchase Agreements.    Each portfolio may enter into repurchase agreements, wherein the seller agrees to repurchase a security from the portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the portfolio holds the security and which is not related to the coupon rate on the purchased security. The portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the resale price; thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, however, realization upon the collateral by the portfolio may be delayed or limited or the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A portfolio will enter into repurchase agreements only with broker/dealers or other financial institutions that are deemed creditworthy by the manager under guidelines approved by the Board of Directors. It is the policy of the fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a portfolio amount to more than 15% of that portfolio’s total assets.

Reverse repurchase agreements involve the sale of a portfolio’s securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as “leverage.” The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that a portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and a portfolio intends to use the reverse repurchase technique only when the manager believes it will be advantageous to a portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating portfolio’s assets. The fund’s custodian bank will maintain a separate account for the portfolio with securities having a value equal to or greater than such commitments.

Pursuant to an exemption order issued by the Securities and Exchange Commission (“SEC”), the portfolios, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are for repurchase agreements are financial assets subject to the fund’s entitlement orders through its securities account as its custodian bank until the agreements mature. Each joint repurchase agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Securities Lending.    Consistent with applicable regulatory requirements, each portfolio may seek to increase its net investment income by lending its securities, provided such loans are callable at any time and are continuously secured by cash or U.S. government securities equal to no less than the market value, determined daily, of the securities loaned. A portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities a portfolio may pay reasonable finders, administrative and custodial fees. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the portfolio’s investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the portfolios will make loans to other persons. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to borrowers whose the manager deems to be of good standing and will not be made unless, in the judgment of the manager, the interest to be earned from such loans would justify the risk from time to time, a portfolio may return to the borrower and/or a third party, which is unaffiliated with the fund or the Manager and is acting as a “finder,” a part of the interest earned from the investment of collateral received for securities loaned. Generally, the borrower will be required to make payments to a portfolio of the fund in lieu of any dividends a portfolio would have otherwise received had it not loaned the shares to the borrower. Any such payments, however, will not be treated as “qualified dividend income” for purposes of determining what portion of a portfolio of the fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “TAXES”).

Short-Term Trading.    U.S. Government Securities Fund and Short-Term Investment Grade Bond Fund may, to a limited degree, each engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. As the portfolio turnover rate increases, so will a portfolio’s dealer mark-ups and other transaction-related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of a portfolio will fluctuate with the market value of its securities.

When-Issued, Delayed Delivery and Forward Commitment Investments.    Each portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by the portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The portfolio’s custodian will maintain, in a segregated account on behalf of the portfolio, cash, U.S. government securities or other liquid securities that have a value equal to or greater than the portfolio’s purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.

Temporary Investments.    Under unusual economic or market conditions as determined by the manager, a portfolio may depart from its investment goals and invest without limitation in all types of money market instruments and short-term debt securities, including U.S. government securities; certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; investment grade commercial paper; and repurchase agreements. To the extent a portfolio is investing in short-term investments as a temporary defensive strategy, the portfolio’s investment objective may not be achieved.

Portfolio Turnover and Short-Term Trading.    Each portfolio may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. High portfolio turnover may involve correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the portfolio. These costs may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less, and may thus subject a portfolio’s shareholders to greater tax liability.

Restricted and Illiquid Securities.    A portfolio may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) or that are subject to other restrictions on their resale (“restricted securities”). These securities may be resold only in privately negotiated transactions and may not be publicly offered and sold until they are registered under the 1933 Act. Restricted securities tend to sell at a lower price than would be available if they were not restricted. Although it may be possible to eliminate restrictions on resale by registering securities under the 1933 Act, this would involve extra costs to a portfolio and the possibility that the securities might go down in value before the portfolio was able to sell them. Restricted securities can also be difficult to value accurately.

Restricted securities are subject to each portfolio’s investment restriction on illiquid investments, unless they are commercial paper offered in accordance with section 4(2) of the 1933 Act or securities eligible for resale in reliance on rule 144A under the 1933 Act. Section 4(2) commercial paper and rule 144A securities will not be subject to a portfolio’s investment restriction on illiquid investments if the manager determines, in accordance with policies and procedures adopted by the board, that these securities are in fact liquid. These policies and procedures require the manager to consider, among other things, (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to sell the security, (3) the number of potential purchasers, (4) dealer undertakings to make a market in the security, (5) the nature of the security and (6) the time needed to dispose of the security. To the extent that liquid section 4(2) commercial paper or rule 144A securities held by a portfolio become temporarily illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of assets invested in illiquid assets would increase.

Any security that was liquid when acquired by a portfolio may later become illiquid, especially during adverse market conditions for that type of security. A perceived loss of liquidity may further reduce the value of securities in declining markets. A portfolio may be forced to sell less liquid securities at a substantial loss if it receives a high volume of redemption requests.

Foreign Investments.    The Large Cap Value Fund may invest in securities of foreign issuers. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the portfolio might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding or other foreign taxes.

For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts (“ADRs”), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting that those to which many foreign issuers may be subject.

The Short-Term Investment Grade Bond Fund and Large Cap Value Fund may invest in Yankee obligations, including Yankee obligations of foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Currency Risks.    The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. A portfolio’s investment performance may be negatively affected by a devaluation of a currency in which the portfolio’s investments are quoted or denominated. In general, a portfolio’s investment performance may be affected, either positively or negatively, by currency exchange rates, because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the degree of intervention by U.S. or foreign governments and central banks in the currency markets.

Options.    A “call option” gives a holder the right to purchase a specific stock at a specified price referred to as the “exercise price,” within a specific period of time (usually 3, 6, or 9 months). A “put option” gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions such as the portfolios that sell (or “write”) call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option’s being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.

Large Cap Value Fund may not have more than 15% of its assets invested in or subject to puts, calls or combinations thereof and may not purchase or sell options that are not listed on a national securities exchange.

Futures Contracts and Related Options.    The Large Cap Value Fund may enter into transactions in futures contracts and options on futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities, changes in interest rates, in anticipation of investing in particular securities or markets and/or as a cash flow management technique. The portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding positions held by the portfolio exceeds 10% of the market value of the net assets of the portfolio.

The Commodity Futures Trading Commission (“CFTC”) recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. Each portfolio is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, each portfolio is no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The portfolios, however, continue to have policies with respect to futures and options thereon as set forth below. The current view of the staff of the SEC is that a portfolio’s long and short positions in future contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the portfolio’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated “contract markets” which, through their clearing corporations, guarantee performance of the contracts. Futures contracts and options thereon may be undertaken for hedging and other risk management purposes in an effort to reduce the impact of several kinds of anticipated price fluctuation risks on the securities held by a portfolio. For example, put options on interest rate futures might be purchased to protect against declines in the market values of debt securities occasioned by higher interest rates. If these transactions are successful, the futures or options positions taken by a portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the securities held by the portfolio that is being hedged. On other occasions, a portfolio may enter into contracts to purchase the underlying instrument. For example, futures contracts for the purchase of debt securities might be entered into to protect against an anticipated increase in the price of debt securities to be purchased in the future resulting from decreased interest rates.

The U.S. Government Securities Fund and Short-Term Investment Grade Bond Fund may purchase and sell interest rate futures contracts (“futures contracts”) and options thereon as a hedge against changes in interest rates. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. If interest rates increased and the value of a portfolio’s securities declined, the value of the portfolio’s futures contracts would increase, thereby protecting the portfolio by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the manager expects interest rates to decline, a portfolio might enter into futures contracts for the purchase of securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase.

The U.S. Government Securities Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The U.S. Government Securities Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases “protective puts” on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

A portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain “margin” as a good-faith deposit against performance of its obligations under futures contracts and under options written by the portfolio. Futures and options positions are marked to the market daily and the portfolio may be required to make subsequent “variation” margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the portfolio.

The Short-Term High Investment Grade Bond Fund and U.S. Government Securities Fund may not purchase futures contracts or options thereon if, immediately thereafter, more than 10% and 30%, respectively, of their total assets would be so invested.

The portfolios will not engage in transactions involving futures contracts or options thereon for speculation but only as a hedge against changes in the market values of debt securities held, or intended to be purchased, by a portfolio and where the transactions are appropriate to reduce the portfolios’ risks. Each portfolio’s futures, and options on futures, transactions will be entered into for traditional hedging purposes—that is, futures contracts will be sold to protect against a decline in the price of securities that the portfolio owns, or futures contracts will be purchased to protect the portfolio against an increase in the price of securities it is committed to purchase.

There is no assurance that a portfolio will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of securities, but the market declines and a portfolio does not invest in securities, the portfolio would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the portfolio’s securities but the market advances, the portfolio would lose part or all of the benefit of the advance due to offsetting losses in its futures positions.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the portfolios are made by the manager, subject to the overall review of the fund’s board of directors. Although investment decisions for a portfolio are made independently from those of the other accounts managed by the manager, investments of the type a portfolio may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by or the size of the position obtained or disposed of by a portfolio.

Allocation of transactions on behalf of a portfolio, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the fund’s shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by a portfolio. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both the portfolios and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the portfolios.

The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the portfolios may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the portfolios could purchase in the underwritings.

Portfolio Turnover.    Each portfolio effects portfolio transactions with a view towards attaining the investment objectives of the portfolio and is not limited to a predetermined rate of portfolio turnover. A high portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other transaction costs that a portfolio will bear directly, and may result in the realization of net capital gains, distributions of which are taxable to shareholders. See “Financial Highlights” in the prospectus and “Investment Management Agreement and Other Services—Portfolio Turnover” in this SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds have adopted policies and procedures developed by Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager, with respect to the disclosure of the funds’ portfolio securities and any ongoing arrangements to make available information about each fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about any fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of SBAM or CGM or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

CAM’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1.  A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.  A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.  A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.  A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.  A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.  A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, if information about a fund’s portfolio holdings is released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by a fund’s Board.

The approval of a fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with CAM’s legal department, as necessary. Exceptions to the policies are reported to a fund’s Board at its next regularly scheduled meeting.

Currently, the funds disclose their complete portfolio holdings approximately 25 days after calendar quarter end on their website www.smithbarneymutualfunds.com.

Set forth below is a list, as of [                     2005], of those parties with whom CAM, on behalf of a fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

To be completed by amendment.

Recipient	Frequency	Delay before dissemination

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

INVESTMENT RESTRICTIONS

Each portfolio is subject to certain restrictions and policies that are “fundamental,” which means that they may not be changed without a “vote of a majority of the outstanding voting securities” of the portfolio, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) and Rule 18f-2 thereunder (see “Voting”). The portfolios are subject to other restrictions and policies that are “non-fundamental” and which may be changed by the fund’s Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies—All portfolios.    Without the approval of a majority of its outstanding voting securities, no portfolio may:

1.  invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

2.  issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.  invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.  borrow money, except that (a) the portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

5.  make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the Act.

6.  engage in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.  for the Large Cap Value Fund and the U.S. Government Securities Fund:    purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

for the Short-Term Investment Grade Bond Fund only:    purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio’s investment objective and policies).

Nonfundamental Policies.    As a nonfundamental policy, no portfolio may:

1.  purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

2.  invest in securities of another investment company except as permitted by Section 12(d)(1) of the Act or as part of a merger, consolidation, or acquisition; or

3.  purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Additional Nonfundamental Policies—Large Cap Value Fund.    As a nonfundamental policy, the Large Cap Value Fund may not:

1.  invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of predecessors) or so-called “unseasoned” equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market;

2.  invest in any company for the purpose of exercising control of management;

3.  have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase or sell options that are not listed on a national securities exchange; or

4.  invest in interests in oil or gas or other mineral exploration or development programs.

All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.

DIRECTORS AND OFFICERS

The Directors and Officers of the fund, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. (“Citigroup”) the Directors oversee, and other directorships held are set forth below. The address of each Director and Officer is 125 Broad Street, New York, New York 10004, unless noted otherwise. Each Director is elected and holds office until a successor is elected and qualified. “Fund Complex” consists of the fund and any other investment companies associated with Citigroup.

The table below identifies those Directors and Officers who are “interested persons” of the fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Director and Officer of the fund noted as an interested person is interested by virtue of that individual’s position with Citigroup or its affiliates described in the table below, and is referred to as an “Interested Director.” All other Directors are not deemed to be “interested persons” of the fund, as defined in the 1940 Act, and are referred to as “Independent Directors.”

Name, Address, and Age	Position(s) Held with Fund	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director**
INDEPENDENT DIRECTORS

Lee Abraham 13732 LeHavre Drive Frenchman’s Creek Palm Beach Gardens, FL 33410 Birth Year: 1927	Director	Since 1999	Retired; Former Director of Signet Group PLC (specialty retail jeweler)	27	N/A

Jane F. Dasher Korsant Partners 283 Greenwich Avenue, 3rd Floor Greenwich, CT 06830 Birth Year: 1949	Director	Since 1999	Controller of PBK Holdings Inc., a family investment company	27	N/A

Donald R. Foley 3668 Freshwater Drive Jupiter, FL 33477 Birth Year: 1922	Director	Since 1982	Retired	27	N/A

Richard E. Hanson, Jr. 2751 Vermont Route 140 Poultney, VT 05764 Birth Year: 1941	Director	Since 1999	Retired; Former Head of the New Atlanta Jewish Community High School	27	N/A

Dr. Paul Hardin 12083 Morehead Chapel Hill, NC 27514 Birth Year: 1931	Director	Since 1994	Professor of Law and Chancellor Emeritus at University of North Carolina	34	N/A

Roderick C. Rasmussen 9 Cadence Court Morristown, NJ 07960 Birth Year: 1926	Director	Since 1982	Investment Counselor	27	N/A

John P. Toolan 13 Chadwell Place Morristown, NJ 07960 Birth Year: 1930	Director	Since 1992	Retired	27	John Hancock Funds

Name, Address, and Age	Position(s) Held with Fund	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director**
INTERESTED DIRECTOR:

R. Jay Gerken* Citigroup Asset Management (“CAM”) 399 Park Avenue New York, New York 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996-2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	221	N/A

OFFICERS

Mark J. McAllister CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Investment Officer	Since 2004	Managing Director of CGM; prior to May 1999, Executive Vice President of JLW Capital Mgmt. Inc.	N/A	N/A

Robert Feitler CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year:	Investment Officer	Since 2004	Director, CGM	N/A	N/A

Robert Brault CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002); Vice President of Mutual Fund Administration at Investors Capital Services (from 1999 to 2000)	N/A	N/A

Kaprel Ozsolak CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965	Controller	Since 2002	Vice President of CGM	N/A	N/A

Mark S. Lindbloom CAM 399 Park Avenue New York, NY 10022 Birth Year: 1956	Investment Officer	Since 2002	Managing Director of SaBAM	N/A	N/A

Name, Address, and Age	Position(s) Held with Fund	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director**
Dominick M. Masotti CAM 399 Park Avenue New York, NY 10022 Birth Year: 1966	Investment Officer	Since 2002	Vice President of SaBAM	N/A	N/A

Francis L. Mustaro CAM 399 Park Avenue New York, NY 10022 Birth Year: 1950	Investment Officer	Since 2002	Managing Director of SaBAM	N/A	N/A

Theresa Veres CAM 399 Park Avenue New York, NY 10022 Birth Year: 1966	Investment Officer	Since 2002	Director of SaBAM	N/A	N/A

Andrew B. Shoup CAM 125 Broad Street New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A

Andrew Beagley CAM 399 Park Avenue New York, NY 10022 Birth Year: 1962	Chief Anti-Money Laundering Compliance Officer (since 2002) Chief Compliance Officer (since 2004)	Since 2002 and 2004	Director, CGM (since 2000); Director of Compliance, North America, Citigroup Asset Management (since 2000); Director of Compliance, Europe, the Middle East and Africa, Citigroup Asset Management (1999-2000); Compliance Officer, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc., Salomon Brothers Asset Management Asia Pacific Limited (1997-1999)	N/A

Robert I. Frenkel CAM 300 First Stamford Place Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel, Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

†	Directors serve until their successors are appointed or elected.
*	Mr. Gerken is an “interested person” as defined in the 1940 Act, because he is a director and/or officer of affiliates of SBFM, the fund’s manager.
**	This column includes only directorships of companies required to register, or file reports with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

The following table sets forth the dollar range of equity securities in the fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Fund Complex as of December 31, 2004.

Name of Director	Dollar Range of Equity Securities in the fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by Director in Family of Investment Companies
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

On April     , 2005, the Directors and Officers owned in the aggregate less than 1% of the outstanding shares of each portfolio of the fund.

As of December 31, 2004, none of the Independent Directors, or their immediate family members, owned beneficially or of record any securities in the manager or principal underwriter of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.

The Board of Directors is responsible for managing or directing the management of each portfolio’s business affairs, including each portfolio’s compliance with federal and state laws and its stated policies. The officers of the fund are responsible for overseeing each portfolio’s day-to-day operations.

The fund has no compensation committee of the Board or any committee performing similar functions. The Fund has an administrative and governance committee composed of four Independent Directors, Abraham, Dasher, Foley and Hardin, which acts as a Nominating Committee of the Board of Directors.

The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by the fund’s shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the fund’s Secretary. The Nominating Committee met          times during the fund’s most recent fiscal year.

The fund has an audit and investment performance committee (“Audit Committee”) comprised solely of members who are independent as defined in the NYSE’s Listed Company Manual. The members of the Audit and Investment Performance Committee responsible for reviewing the investment performance of the fund are Bloostein, Hanson, Rasmussen and Toolan.

In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the portfolio. The Audit Committee oversees the scope of the fund’s audits, the portfolio’s accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Directors of the fund for their ratification, the selection, appointment, retention or termination of the fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the fund by the independent registered public accounting firm and all permissible non-audit services provided by the fund’s independent registered public accounting firm to SBFM and any affiliated service providers if the engagement relates directly to the fund’s operations and financial reporting. During the most recent fiscal year, the Audit Committee met          times.

The fund also has a pricing committee composed of the Chairman of the Board and one Independent Director which is charged with determining fair value prices for securities when required. During the fund’s most recent fiscal year, the Pricing Committee met          times.

         meetings of the Board were held between January 1, 2004 and December 31, 2004,          of which were regular meetings.          administrative and governance committee meetings were held. No incumbent Director attended less than 75% of these meetings.

The following table shows the compensation paid by the fund to each Director during the fund’s last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and Interested Directors of the fund are compensated by CGM. The fund pays each Director who is not an officer, director or employee of CGM or any of its affiliates a fee of $60,000 per annum and are allocated based on relative net assets of each fund in the group plus a per meeting fee of $2500 with respect to in-person meetings. In addition, these directors receive $500 per fund for each telephone meeting plus reimbursement for travel and out-of-pocket expenses. For the fund’s fiscal year ended December 31, 2004, such fees and expenses totaled $            .

COMPENSATION TABLE

Director/Trustee	Aggregate Compensation from fund	Total Compensation from Fund Complex	Number of Funds for Which Person Serves Within fund Complex (as of 12/31/03)
Lee Abraham	$		$27
Allan J. Bloostein	$		$34
Jane Dasher	$		$27
Donald R. Foley†	$		$27
R. Jay Gerken*	$		$221
Paul Hardin	$		$35
Richard E. Hanson, Jr.	$		$27
Roderick C. Rasmussen†	$		$27
John P. Toolan	$		$27

*	Designates a Director who is an “interested person”.
†	Pursuant to a deferred compensation plan, the indicated Directors have elected to defer payment of the following amounts of their aggregate compensation from the fund: Donald R. Foley: $ , Roderick C. Rasmussen: $ and the following amounts of their total compensation from the Fund Complex: Donald R. Foley: $ , and Roderick Rasmussen: $30,000.

Upon attainment of age 72 the Fund’s current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80. Mr. Bloostein is a Director Emeritus. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fee otherwise applicable to the Fund’s Directors together with reasonable out-of-pocket expenses for each meeting attended. For the last fiscal year, the total compensation paid to Emeritus Directors by the fund was $      .

DIVIDENDS AND DISTRIBUTIONS

Dividends and Distributions.    The policy of the Short-Term Investment Grade Bond Funds and U.S. Government Funds is to declare and pay dividends monthly. The Large Cap Value Fund’s policy is to declare dividends quarterly. For each portfolio, dividends from net realized capital gains, if any, will be distributed annually. Each portfolio may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains in order to avoid a federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge.

The per share amounts of the exempt-interest dividends on Class B and Class C shares may be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and Class C shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares may be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same across all Classes of fund shares (A, B, C and Y).

TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a portfolio. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a portfolio of the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Portfolios and their Investments

Each portfolio will be treated as a separate taxpayer for U.S. federal income tax purposes. Each portfolio intends to continue to qualify to be treated as a regulated investment company under the Code each taxable year. To so qualify, a portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a “qualified publicly traded partnership” (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the portfolio’s taxable year, (i) at least 50% of the market value of the portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or, any two or more issuers that the portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

As a regulated investment company, each portfolio will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A portfolio will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

On December 31, 2004, the unused capital loss carryforwards of the portfolios were approximately as follows: Short-Term Investment Grade Bond Fund: $            , U.S. Government Securities Fund: $             and Large Cap Value Fund: $            . For U.S. federal income tax purposes, these amounts are available to be applied against future capital gains, if any, realized by the applicable portfolio prior to the expiration of the carryforwards. The carryforwards expire as follows:

	December 31,
	2007	2008	2009	2010	2011	2012
Short-Term Investment Grade Bond Fund	$1,709,000	$801,000
U.S. Government Securities Fund	—	$4,394,000	—	—	$777,000
Large Cap Value Fund	—	—	—	$80,881,000

The Code imposes a 4% nondeductible excise tax on each portfolio to the extent the portfolio does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by a portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a portfolio’s distributions, to the extent derived from the portfolio’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. Such dividends would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The U.S. Government Securities Fund and the Short-Term Investment Grade Bond Fund may invest in “zero coupon” securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, each portfolio will be required to accrue as income a portion of this original issue discount even though the portfolio will receive no cash payment of interest with respect to these securities. In addition, if the portfolio acquires a security after its initial issuance at a discount that resulted from fluctuations in prevailing interest rates (“market discount”), the portfolio may elect to include in income each year a portion of this market discount. Therefore, a portfolio may be required in some years to distribute an amount greater than the total cash income the portfolio actually receives. In order to make the required distribution in such a year, a portfolio may be required to borrow cash or to liquidate securities.

A portfolio’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a portfolio and defer portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the portfolio as a regulated investment company.

A portfolio’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the portfolio.

Foreign Investments.    Dividends or other income (including, in some cases, capital gains) received by Large Cap Value Fund and Short-Term Investment Grade Bond Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The portfolios will not be eligible to elect to treat any foreign taxes they pay as paid by their respective shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by Large Cap Value Fund and Short-Term Investment Grade Bond Fund will reduce the return from their investments.

Passive Foreign Investment Companies.    If a portfolio purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains.

If a portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the portfolio may make a mark-to-market election that will result in the portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the portfolio, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, the portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The portfolio may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

The portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of U.S. Shareholders

Dividends and Distributions.    Dividends and other distributions by a portfolio are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the portfolio not later than such December 31, provided such dividend is actually paid by the portfolio during January of the following calendar year.

Each portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a portfolio retains for investment an amount equal to all or a portion of its net long- term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the portfolio on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a portfolio upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the portfolio. All other dividends of a portfolio (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a portfolio to an individual in a particular taxable year if 95% or more of a portfolio’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by a portfolio; or (ii) the portion of the regular dividends paid by a portfolio to an individual in a particular taxable year that is attributable to qualified dividend income received by a portfolio in that taxable year if such qualified dividend income accounts for less than 95% of a portfolio’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by a portfolio from U.S. corporations and qualified foreign corporations, provided that the portfolio satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by a portfolio from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such a real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat portfolio dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a portfolio’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of the shareholder’s basis in his shares of the portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the portfolio as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amounts. Dividends paid by a portfolio that are attributable to dividends received by the portfolio from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If a portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in a portfolio’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares.    Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares will be treated as a sale for this purpose. A redemption of shares by a portfolio will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a portfolio share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a portfolio, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Backup Withholding.    Each portfolio may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Notices.    Shareholders will receive, if appropriate, various written notices after the close of the portfolio’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the portfolio to its shareholders during the preceding taxable year.

Other Taxes

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders.    Dividends paid by a portfolio to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a portfolio.

Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of a portfolio’s “qualified net interest income” (generally, a portfolio’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such portfolio is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of a portfolio’s “qualified short-term capital gains” (generally, the excess of a portfolio’s net short-term capital gain over such portfolio’s long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

Special rules apply to foreign persons who receive distributions from a portfolio that are attributable to gain from “U.S. real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than solely as a creditor) in “U.S. real property holding corporations.” The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50% of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established U.S. securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the portfolios and their shareholders. Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a portfolio.

IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the IRS and are available from the fund or CGM; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension—IRA

If you or your spouse have earned income, each of you may establish an individual retirement account (“IRA”) and make maximum annual contributions equal to the lesser of earned income or $3,000 ($3,500 if you are age 50 or older by the end of the year). Married couples whose one spouse is working may contribute a total of $6,000 ($7,000 if you and your spouse are age 50 or older by the end of the year) annually to their IRAs.

If you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income (“AGI”). For married couples filing jointly for 2004, a full deduction is permitted if your combined AGI is $65,000 or less ($45,000 or less for unmarried individuals); a partial deduction will be allowed when AGI is more than $55,000 but less than $75,000 (more than $45,000 but less than $55,000 for an unmarried individual); and no deduction will be allowed when AGI is or above $70,000 ($50,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted for AGI of $160,000 or above.

The rules applicable to so-called “Roth IRAs” differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension—IRA (“SEP-IRA”) on behalf of eligible employees may make a maximum annual deductible contribution of 25% (up to $40,000 for 2004) of each participant’s compensation. Compensation is capped at $200,000 for 2004.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the fund through the Smith Barney Prototype Paired Defined Contribution Plan. The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of Participants of up to 25% of compensation, but not to exceed $41,000 for any individual participant Additional deductions are allowed in both respect to 401(k) contributions, provided total allocations to any individual participant may not exceed $40,000.

VALUATION OF SHARES

The net asset value of each class of shares of each portfolio will be determined on any day that the New York Stock Exchange is open. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class of a portfolio may differ.

Net asset value is determined by dividing a portfolio’s net assets by the number of its shares outstanding. Securities owned by a portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales price on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Portfolio securities listed on the Nasdaq National Market System for which market quotations are available are valued as the official closing price or, if there is no official closing price that day, at the last sale price. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in a portfolio’s net assets, and current market value of such options sold by a portfolio will be subtracted from the portfolio’s net assets. Any other investments of a portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined in good faith by or under the above of the Board of Directors. This value generally is determined as the amount that a portfolio could reasonably expect to receive from on orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the close of the London Stock Exchange.

Securities for which market quotations are readily available are valued on the basis of the prices reflected on the tape received from an approved pricing service after the close of regular trading on the NYSE on each day the NYSE is open.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a portfolio may not take place contemporaneously with the determined of the prices of investments held by such portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in a portfolio’s net asset value unless management under the supervision of the fund’s Board of Directors determines that the particular event would materially affect the net asset value. As a result, a portfolio’s net asset value may be significantly affected by such trading on days when a shareholder has no access to such portfolio.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Detailed information about the purchase, redemption and exchange of portfolio shares appears in the prospectuses.

General

Investors may purchase shares from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the funds. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Inc. (the “sub-transfer agent”) are not subject to a maintenance fee.

Class Y Shares.    Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except there is no minimum purchase amount for purchases by Smith Barney Allocation Series Inc.; qualified and non-qualified retirement plans with $75,000,000 in plan assets for which CitiStreet LLC acts as the plan’s recordkeeper; or 401(k) plans of Citigroup and its affiliates).

Investors in Class A, Class B and Class C shares may open an account in the fund, where offered, by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees and their immediate family of Citigroup and its subsidiaries, including CGM, unitholders who invest distributions from a UIT sponsored by CGM, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder’s account by the sub-transfer agent. Share certificates are issued only upon a shareholder’s written request to the sub-transfer agent. Share certificates for the portfolio will no longer be issued. If you currently hold shares certificates for the portfolios, such certificates will continue to be honored.

Purchase orders received by the fund or a Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ‘‘trade date’’). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the portfolio calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the fund or the portfolio’s agent prior to its close of business. For shares purchased through CGM or a Service Agent, payment for shares of the portfolio is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan.    Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, CGM or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder’s account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder’s fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by CGM or the sub-transfer agent. The Systematic Investment Plan also authorizes CGM to apply cash held in the shareholder’s CGM brokerage account or redeem the shareholder’s shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Volume Discounts

The schedules of sales charges described in the prospectus apply to purchases of shares of the U.S. Government Securities Fund, Short-Term Investment Grade Bond Fund or Large Cap Value Fund made by any “purchaser,” which term is defined to include the following: (a) an individual; (b) an individual’s spouse and his or her children under the age of 21 purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the (the “Code”) and qualified employee benefit plans of employers who are “affiliated persons” of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; or (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Service Agent.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers.    Purchases of Class A shares of the U.S. Government Securities Fund, Large Cap Value Fund and Short-Term Investment Grade Bond Fund may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed CGM Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant’s employment with CGM), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant’s prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) investments of distributions from or proceeds from a sale of a UIT sponsored by CGM; (g) purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGM; (h) purchases by separate accounts used to fund certain Section 403(b) or 401(a) or (k) accounts; and (i) Intergraph Corporate Stock Bonus Plan participants reinvesting distribution proceeds from the sale of Smith Barney Appreciation Fund; (j) purchase by executive deferred compensation plans participating in the CGM ExecuChoice Program; and (k) purchasing retirement plans where such plan’s recordkeeper offers only load-waived shares and where the shares are held on the books of a fund through an omnibus account. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Class A load-waived shares will be available to retirement plans where such plan’s record keeper offers only load-waived shares and where the shares are held on the books of the fund through an omnibus account.

The funds have imposed certain share class eligibility requirements in connection with purchases by retirement plans, including but not limited to executive deferred compensation programs, group retirement plans and certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution plans. Plans with a minimum of 100 participants or with assets in excess of $1 million are eligible to purchase the portfolio’s Class A shares. Each share class has varying service and distribution related fees as described elsewhere in this Statement of Additional Information.

Plan sponsors, plan fiduciaries and other financial intermediaries may, however, choose to impose qualification requirements for plans that differ from the portfolio’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution related fees than would otherwise have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Purchases of Class A shares of Short-Term Investment Grade Bond Fund may be made at net asset value without a sales charge for investors who owned Class A shares of Short-Term Investment Grade Bond Fund prior to August 5, 2002.

Right of Accumulation

Class A shares of the U.S. Government Securities Fund, Short-Term Investment Grade Bond Fund and Large Cap Value Fund may be purchased by any “person,” which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account, at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of a portfolio and of portfolios sponsored by CGM which are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

Class A Shares.    A Letter of Intent for amounts of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the “Amount of Investment” as referred to in the sales charge tables in the prospectuses includes purchases of all Class A shares of a portfolio and other Smith Barney funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Service Agent or Citicorp Trust Bank, fsb (the “Transfer Agent”) to obtain a Letter of Intent application.

Class Y Shares.    A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of a portfolio and agree to purchase a total of $15,000,000 of Class Y shares of the portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund’s Class A shares, which may include a CDSC of 1.00%. Each portfolio expects that such transfer will not be subject to Federal income taxes. Please contact a Service Agent or the Transfer Agent for further information.

Smith Barney Funds Retirement Program.    Each portfolio offers Class A and Class C shares, at net asset value, to participating plans for which Paychex, Inc. acts as the plan’s recordkeeper. Participating plans can meet minimum investment and exchange amounts, if any, by combining the plan’s investments in any of the Smith Barney Mutual Funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

The class of shares you may purchase depends on the amount of your initial investment:

Class A Shares.    Class A shares may be purchased by plans investing at least $3 million.

Class C Shares.    Class C shares may be purchased by plans investing less than $3 million. Class C shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney Funds Retirement Program, a participating plan’s total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $3,000,000, the participating plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney Funds Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares, but instead may acquire Class A shares of the same fund. Any Class C shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the Transfer Agent. Participating plans that enrolled in the Smith Barney Funds Retirement Program prior to June 2, 2003 should contact the Transfer Agent for information regarding the Class B or Class C exchange privileges applicable to their plan.

Determination of Public Offering Price

Each portfolio offers its shares to the public on a continuous basis. The public offering price for a Class Y share of each portfolio is equal to the net asset value per share at the time of purchase. The public offering price for Class A shares of each portfolio is the net asset value per share plus an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and C share (and for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge (“Deferred Sales Charge”), however, is imposed on certain redemptions of Class B and Class C shares of Large Cap Value Fund and U.S. Government Securities Fund and an Class A shares of each portfolio when purchased in amounts exceeding $500,000.

Set forth below is an example of the method of computing the offering price of the Class A shares of each Portfolio.

Large Cap Value Fund:
Class A (net asset value plus 5.26% of net asset value per share)	$

Short-Term Investment Grade Bond Fund:
Class A (net asset value plus 2.04% of net asset value per share)	$

U.S. Government Securities Fund:
Class A (net asset value plus 4.71% of net asset value per share)	$

REDEMPTION OF SHARES

The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the “NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the portfolio’s investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the portfolio’s shareholders.

The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and disclosed to its customers by each Service Agent.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor’s address of record. The sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from CGM, or if the shareholder’s account is not with CGM, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a CGM brokerage account, at CGM these funds will not be invested for the shareholder’s benefit without specific instruction and CGM will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

The fund does not issue share certificates unless a written request signed on all registered issuers is made to PFPC Inc. If you hold share certificates, it will take longer to exchange or redeem shares.

Distribution in Kind

The fund has committed itself to pay in cash all requests for redemption by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limit may be paid in portfolio securities, in cash or any combination or both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under “Valuation of Shares” in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the “Withdrawal Plan”) is available to shareholders of a portfolio who own shares of a portfolio with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the portfolio as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that do not exceed 1.00% per month of the value of a shareholder’s shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder’s shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder’s investment in a portfolio, continued withdrawal payments will reduce the shareholder’s investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a portfolio. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a portfolio at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a portfolio who wish to participate in the Withdrawal Plan and who hold their shares of the portfolio in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the portfolio involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month’s withdrawal. For additional information, shareholders should contact a Service Agent.

ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION

AND EXCHANGE PROGRAM

None of the portfolios nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each portfolio and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder’s name and account number will be required and phone calls may be recorded). Each portfolio reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Waivers of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) most exchanges (see “Exchanging Share Privilege” in the respective prospectus; but if you exchange Class C shares that are already subject to a Deferred Sales Charge, you may be subject to a 1.00% Deferred Sales Charge if you redeem your share within one year of the date of the exchange.); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder’s shares at the time the withdrawal plan commences (see “Redeeming share automatic cash withdrawal Plans” in the respective prospectus) (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder’s shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59½; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund or portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption. Deferred Sales Charge waivers will be granted subject to confirmation (by CGM in the case of shareholders who are also Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder’s status or holdings, as the case may be.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney funds may exchange all or part of their shares for shares of the same Class of other Smith Barney funds, on the basis of relative net asset value per share at the time of exchange as follows:

1.  Class A and Class Y shares of a portfolio may be exchanged without a sales charge for the respective shares of any of the Smith Barney funds, except for Class A shares of the Short-Term Investment Grade Bond Fund acquired prior to August 5, 2002, which may be subject to a sales charge differential upon the exchange of such shares for shares of another Smith Barney fund sold with a sales charge unless the Class A shares relinquished in the exchange are attributable to predecessor shares for which a sales charge was paid. In such cases the sales charge differential does not apply.

2.  Class B shares of a portfolio may be exchanged without a sales charge. Class B shares of the portfolio exchanged for Class B shares of another Smith Barney fund will be subject to the higher applicable Deferred Sales Charge of the two funds and, for purposes of calculating Deferred Sales Charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

Class B shares of Short-Term Investment Grade Bond Fund, which may be acquired only upon an exchange with another fund in the Smith Barney Group of funds, are subject upon redemption to the highest deferred sales charge (if any) of the shares from which the exchange or any preceding exchange was made. A deferred sales charge payable to CGM is imposed on any redemption of Class B shares that causes the value of a shareholder’s account to fall below the dollar amount of all payments by the shareholder for the Class B shares (or any predecessor of those shares) that were exchanged for Class B shares of the fund (“purchase payments”) during the preceding five years. No charge is imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (a) the current net asset value of Class B shares purchased through reinvestment of dividends or capital gains distributions, plus (b) the current net asset value of Class B shares acquired in an exchange that were originally purchased more than five years prior to the redemption, plus (c) increases in the net asset value of the shareholder’s Class B shares above the purchase payments made during the preceding five years.

In circumstances in which the Deferred Sales Charge is imposed, the amount of the charge will depend on (a) the Deferred Sales Charge schedule applicable to shares of the fund that were exchanged for the shares being redeemed; and (b) the number of years since the shareholder made the purchase payment from which the amount is being redeemed. A redemption of shares acquired in exchange for shares that had been the subject of two or more exchanges among funds with differing Deferred Sales Charge schedules will be subject to the highest applicable deferred sales charge schedule. Solely for purposes of determining the number of years since a purchase payment, all purchase payments during a month will be aggregated and deemed to have been made on the last day of the preceding CGM statement month. The purchase payment from which a redemption is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected.

Class B shares will automatically convert to Class A shares eight years after the date they were purchased. For this purpose, the date of purchase of Class B shares of the fund refers to the purchase date of the shares given in exchange for the Class B shares of the fund.

3.  Class C shares of any portfolio may be exchanged without a sales charge. For purposes of Deferred Sales Charge applicability, Class C shares of the portfolio exchanged for Class C shares of another Smith Barney fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased. For Class C shares of Short-Term Investment Grade Bond Fund that are not already subject to a Deferred Sales Charge, the investor may be subject to a 1.00% Deferred Sales Charge if you redeem your shares within one year of the date of exchange.

Dealers other than CGM must notify the Transfer Agent of the investor’s prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph 1 above.

The exchange privilege enables shareholders in any Smith Barney fund to acquire shares of the same Class in a portfolio with different investment objectives when they believe a shift between portfolios is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the portfolio shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. CGM reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding Exchanges.    Each portfolio is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a portfolio and its shareholders. Accordingly, if the fund’s management in its sole discretion determines that an investor is engaged in excessive trading, a portfolio, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor’s account. Such investors also may be barred from purchases and exchanges involving other funds in the Citigroup Asset Management Mutual Fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The portfolios may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The fund’s policy on excessive trading applies to investors who invest in the fund directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectuses.

During times of drastic economic or market conditions, the fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES

Manager

SBFM serves as investment manager to each portfolio pursuant to an investment management agreement (the “Management Agreement”) with the fund. The manager is an indirect wholly owned subsidiary of Citigroup. SBFM (through its predecessor entities) has been in the investment counseling business since 1968. As of December 31, 2003, SBFM had aggregate assets under management of approximately $115.4 billion. Subject to the supervision and direction of the fund’s board of directors, the manager manages each portfolio in accordance with the portfolio’s stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services.

For the fiscal years ended December 31, 2002, 2003 and 2004 the investment management fees paid by each portfolio were as follows:

Portfolio	2002	2003	2004
U.S. Government Securities	$1,516,440	$1,754,802
Large Cap Value	$5,533,120	$4,012,567
Short-Term Investment Grade	$784,075	$1,317,512

Pursuant to the Management Agreement, the management fee for the Large Cap Value Fund is calculated at a rate in accordance with the following schedule: 0.60% of the first $500 million of average daily net assets; 0.55% of the next $500 million; and 0.50% of average daily net assets over $1 billion. The management fee for the U.S. Government Securities Fund is calculated at a rate in accordance with the following schedule: 0.50% of the first $200 million of aggregate average daily net assets of the portfolio, and 0.40% of the aggregate average daily net assets of the portfolio in excess of $200 million. The management fee for the Short-Term Investment Grade Bond Fund is calculated at the annual rate of 0.45% of such portfolio’s average daily net assets.

The Management Agreement for each portfolio further provides that all other expenses not specifically assumed by the manager under the Management Agreement on behalf of a portfolio are borne by the portfolio or the fund. Expenses payable by a portfolio or the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders’ and Directors’ meetings, filing fees and expenses relating to the registration and qualification of the fund’s shares and the fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund’s registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of Directors who are not “interested persons” as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund’s existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each portfolio; general corporate expenses are allocated among the portfolios on the basis of relative net assets.

The Investment Advisory Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually (a) by the portfolio’s Board or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and in either event, by a majority of the Independent Directors with such Independent Directors casting votes in person at a meeting called for such purpose. The fund or the manager may terminate the Investment Advisory Agreement on sixty days’ written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

Board Approval of Investment Advisory Agreement

At a meeting held on June 25, 2004, the Board of Directors of the portfolio considered the continuation of the fund’s Investment Advisory Agreement between the manager and the portfolio for another year. The Board of Directors of the portfolio, including the Independent Directors, considered the reasonableness of the investment advisory fee with respect to the portfolio in light of the extent and quality of the investment advisory services provided and additional benefits received by the manager and its affiliates in connection with providing services to the portfolio, compared the fees charged by the manager to the portfolio to those charged by the manager to other portfolios for comparable services and to those charged by other investment advisers with respect to similar portfolios, and analyzed the expenses incurred by the manager with respect to the portfolio. The Board also considered the performance of the portfolio relative to a selected peer group, the portfolio’s total expenses in comparison to portfolios within the peer group, and other factors. For their review, the Board utilized materials prepared by an independent third party. In addition, the Board noted information received at regular meetings throughout the year relating to portfolio performance and services rendered by the manager, and benefits accruing to the manager and its affiliates from administrative and brokerage relationships with affiliates of the manager. The Board also considered the manager’s research arrangements with brokers who execute transactions on behalf of the portfolio.

In analyzing the expenses incurred by the manager with respect to the portfolio, the Board members took note of the reports they had received regarding the profitability of the mutual portfolio business to the manager and its affiliates. The Board also considered the expenses of the portfolio in comparison to those of portfolios within the peer group. The Board noted that it had concluded that the manager’s methodology for allocating the expenses of operating the portfolios in the complex was reasonable and that the manager was passing on the benefits of economies of scale to the portfolio.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Advisory Agreement with respect to the fund. The Independent Directors were advised by separate independent legal counsel throughout the process.

Code of Ethics.    Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment manager and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the portfolios. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

A copy of the code of ethics for the fund, its investment manager and principal underwriter are on file with the SEC.

SBFM (manager/adviser) serves as investment adviser to the Fund pursuant to a written agreement (“Management Agreement”), which was most recently approved by the funds’s board of trustees, including a majority of the Directors who are not interested persons of the Fund or CGM on June 25, 2004.

The fund bears expenses incurred in its operations including: taxes, interest, brokerage fees and commissions, if any; fees of Directors of the portfolio who are not officers, directors, shareholders or employees of CGM or the manager; SEC fees and state Blue Sky notice fees; charges of custodians; transfer and dividend disbursing agent’s fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and shareholder meetings; and meetings of the officers or Board of Directors of the portfolio.

Proxy Voting Guidelines and Procedures

Although individual directors may not agree with particular policies or votes by the manager, the Board has approved delegating proxy voting discretion to the manager believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that a portfolio uses to determine how to vote proxies relating to portfolio securities, including the procedures that portfolio uses when a vote presents a conflict between the interests of a portfolio’s shareholders, on the one hand, and those of the manager or any affiliated person of a portfolio, on the other. This summary of the guidelines gives a general indication as to how the manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the manager always endeavors to vote proxies relating to portfolio securities in accordance with the manager’s investment objectives.

Information on how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at http://www.CitigroupAM.com and (3) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the Funds. Unless noted otherwise, all information is provided as of December 31, 2004.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management

		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management

		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management

		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management

Portfolio Manager Compensation

Citigroup Asset Management (“CAM”) investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the fund’s portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of CAM’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect the team’s investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a “peer group” of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional’s annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM’s investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

Material Conflicts of Interest

Material conflicts of interest may arise when a Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for [certain of] the portfolio managers listed in the table above. These potential conflicts include:

Allocation of Limited Time and Attention.    A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.    If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.    At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.    Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation.    A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.    The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Portfolio Manager Securities Ownership

The table below identifies ownership of Fund securities by each Portfolio Manager.

Fund	Portfolio Manager(s)	Dollar Range of Ownership of Securities

Portfolio Transactions

Large Cap Value Fund—Brokerage

The manager is responsible for allocating the Large Cap Value Fund’s brokerage transactions in equity securities. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, CGM. CGM has acted as the fund’s principal broker on behalf of the Large Cap Value Fund and has received a substantial portion of brokerage fees paid by such portfolio. The portfolio will not deal with CGM in any transaction in which Smith Barney acts as principal.

The fund attempts to obtain the most favorable execution of each portfolio transaction, that is, the best combination of net price and prompt reliable execution. In the opinion of the manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the manager takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker’s familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker’s commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the manager takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the portfolio such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the expenses of the manager or CGM in connection with services rendered to other advisory clients and not all such services may be used in connection with the portfolio. For the fiscal year ended December 31, 2004, the fund directed brokerage transactions totaling $                 to brokers because of research services provided. The amount of brokerage commissions paid on such transactions totaled approximately $                .

Shown below are the total brokerage fees paid by the Large Cap Value Fund during 2002, 2003 and 2004. Also shown is the portion paid to CGM and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 2004, the total amount of commissionable transactions was $628,535,141.

	Total	For Execution Only To Smith Barney		To Others		To Others For Execution, Research and Statistical Services
2002	$2,396,307	$0	0%	$2,396,307	100%	$0	0%
2003	$1,586,149	$124,628	7.86%	$1,461,521	89.61%	$0	0%
2004

*Directed	to CGM and executed by unaffiliated brokers.

The Board of Directors of the fund has adopted certain policies and procedures incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to CGM must be “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.” The Rule and the policy and procedures also contain review requirements and require the manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

All portfolios—Other portfolio transactions

The fund’s fixed income securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which the manager determines that the best execution will be obtained. (Newly issued U.S. Treasury securities would be purchased through the auction process.) Usually no brokerage commissions, as such, are paid for purchases and sales of fixed-income securities, which are typically undertaken through principal transactions, although the price paid usually includes compensation to the dealer acting in the form of a spread or mark-up. The prices paid to underwriters of newly issued securities (other than U.S. Treasury securities) typically include a concession paid by the issuer to the underwriter, and purchasers of after-market fixed-income securities from dealers ordinarily are executed at a price between the bid and asked price.

Transactions in fixed-income securities are allocated to various broker-dealers by the manager in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, broker-dealers may be selected for research, statistical or other services to enable the manager to supplement its own research and analysis with the views and information of other securities firms. The fund may utilize CGM as a commodities broker in connection with entering into options and futures contracts.

Research services furnished by broker-dealers through which the fund effects securities transactions may be used by the manager in managing other investment funds and, conversely, research services furnished to the manager by broker-dealers in connection with other funds the manager advises may be used by the manager in advising the fund. Although it is not possible to place a dollar value on these services, the manager is of the view that the receipt of the services should not reduce the overall costs of its research services.

Investment decisions for each portfolio are made independently from those of other portfolios, and other investment companies managed by the manager. If those investment companies are prepared to invest in, or desire to dispose of, investments at the same time as the fund, however, available investments or opportunities for sales will be allocated equitably to each client of the manager. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the fund or the price paid or received by the fund.

The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a portfolio may purchase securities that are offered in underwritings in which the Citigroup affiliate participates. These procedures prohibit the portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a portfolio could purchase in the underwritings.

Top 10 holdings of the portfolio’s regular brokers/dealers held as of 12/31/04:

Name of Regular Broker or Dealer or Parent (Issuer)	Type of Security Owned D=debt E=equity	Value of any Securities Owned at end of current period
(000’s omitted)
Large Cap Value Fund

Short-Term Investment Grade Bond Fund

Portfolio securities transactions on behalf of a portfolio are placed by the manager with a number of brokers and dealers, including CGM. CGM has advised the portfolios that in transactions with a portfolio, CGM charges a commission rate at least as favorable as the rate that CGM charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

Each portfolio’s turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when a portfolio deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to a portfolio, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what a portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. For the fiscal years ended December 31, the portfolio turnover rates were as follows:

Portfolio	2004	2003
Large Cap Value Fund		47%
U.S. Government Securities Fund		69%*
Short-Term Investment Grade Bond Fund		56%

*	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, portfolio turnover rate would have been 427%.

DISTRIBUTOR

Effective June 5, 2000, the fund entered into an agreement with CGM located at 388 Greenwich Street, New York, New York 10013 to distribute the fund’s shares on a best efforts basis pursuant to a distribution agreement.

To compensate CGM for the service it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each portfolio pays CGM a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the portfolio average daily net assets attributable to the Class A, Class B and Class C shares. The Short-Term Investment Grade Bond Fund pays CGM a distribution fee, accrued daily and paid monthly, calculated at the annual rate of 0.50% of the value of the portfolio average daily net assets attributable to the Class B and Class C shares. The Large Cap Value Fund pays CGM a distribution fee with respect to Class B and Class C shares, calculated at the annual rate of 0.75% the value of the portfolio average daily net assets. The U.S. Government Securities Fund pays CGM a distribution fee with respect to Class B and Class C shares, calculated at the annual rate of 0.50% and 0.45%, respectively, of the value of such portfolio average daily net assets. The distribution fees attributable to those classes are primarily intended to compensate CGM for its initial expense of paying Financial Consultants a commission upon sales of those shares. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.

For the year ended December 31, 2004, the fees which have been paid to CGM pursuant to Rule 12b-1 for the fund are set out in the table below. Distribution expenses included compensation of Financial Consultants, printing costs of prospectuses and marketing materials.

Portfolio	Class A	Class B	Class C	Class Y	Total
Large Cap Value
U.S. Government
Short-Term Investment Grade

For the fiscal year ended December 31, 2004, CGM incurred the following distribution expenses for the fund:

Portfolio	Smith Barney Consultants	Branch Expenses	Marketing and Advertising	Printing Expense	Interest Expense	Total
Large Cap Value
U.S. Gov’t Securities
Short-Term Investment Grade

Initial Sales Charges on Class A Shares

For the fiscal years ended December 31, 2002, 2003 and 2004 the aggregate dollar amounts of commissions received by CGM on sale of on Class A shares were as follows:

Name of Fund	Fiscal Year Ended 12/31/02	Fiscal Year Ended 12/31/03	Fiscal Year Ended 12/31/04
Large Cap Value	$131,000	$137,000
U.S. Government Securities	$302,000	$285,000
Short-Term Investment Grade	$105,000	$120,000

Initial Sales Charges on Class C Shares

For the fiscal years ended December 31, 2002, 2003 and 2004 the aggregate dollar amounts of commissions received by CGM on sale of on Class C shares were as follows:

Name of Fund	Fiscal Year Ended 12/31/02	Fiscal Year Ended 12/31/03	Fiscal Year Ended 12/31/04
Large Cap Value	$57,000	$221,000
U.S. Government Securities	$125,000	$77,000
Short-Term Investment Grade	$0	$0

As set forth in the prospectus, a Deferred Sales Charge may be imposed on certain redemptions of Class A, Class B and Class C shares. The amount of the Deferred Sales Charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. For Class B shares of the Large Cap Value Fund the maximum Deferred Sales Charge is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of the U.S. Government Securities Fund the maximum Deferred Sales Charge is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A Deferred Sales Charge of 1.00% is imposed on redemptions of Class A shares which, when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggregate and Class C shares if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the fund shares.

For the fiscal years ended December 31, 2002, 2003 and 2004 the Deferred Sales Charge paid on redemptions of each portfolio’s shares were as follows:

Class A Portfolio	2002	2003	2004
U.S. Government Securities	$23,000	$3,000
Large Cap Value	$0	$0
Short-Term Investment Grade	N/A	$24,000

Class B Portfolio	2002	2003	2004
U.S. Government Securities	$174,000	$298,000
Large Cap Value	$157,000	$90,000
Short-Term Investment Grade	N/A	$2,000

Class C Portfolio	2002	2003	2004
U.S. Government Securities	$15,000	$16,000
Large Cap Value	$9,000	$5,000
Short-Term Investment Grade	N/A	N/A

ADDITIONAL INFORMATION ABOUT THE MANAGER

SBFM, 399 Park Avenue, New York, NY 10022 (through predecessor entities) has been in the investment counseling business since 1968 and renders investment management advice to investment companies with aggregate assets under management in excess of $         billion as of December 31, 2004. The manager is an affiliate of CGM. The manager and CGM are subsidiaries of Citigroup, a financial services company that uses diverse channels to offer a broad range of financial services to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, CGM, SBFM and Travelers Life & Annuity.

CUSTODIAN

The fund has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company (“State Street”), pursuant to which custodial and fund accounting services, respectively, are provided for the fund. Among other things, State Street calculates the daily net asset value for each portfolio. Securities may be held for each portfolio by a sub-custodian bank approved by the fund’s Directors. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

In the event of the liquidation or dissolution of the fund, shares of a portfolio are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective portfolios, of any general assets not belonging to any particular portfolio that are available for distribution.

TRANSFER AGENT AND SUB-TRANSFER AGENT

Citicorp Trust Bank, fsb (the “Transfer Agent”), located at 125 Broad Street, New York, New York 10004, serves as the transfer agent and shareholder services agent for the fund.

PFPC Inc. (“PFPC” or “sub-transfer agent”), located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the fund’s sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                     has been selected as the fund’s independent registered public accounting firm for its fiscal year ending December 31, 2004 to examine and report on the fund’s financial statements and financial highlights.

ADDITIONAL INFORMATION ABOUT THE FUND

The fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The fund has outstanding three series of shares, each representing shares in separate portfolios, and the Board of Directors may authorize the issuance of additional series of shares in the future. The assets of each portfolio are segregated and separately managed and a shareholder’s interest is in the assets of the portfolio in which he or she holds shares. Class A, Class B, Class C and Class Y (where available) shares of a portfolio represent interests in the assets of the portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each, Class of shares has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan which pertain to a particular Class. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in the prospectus.

The Articles of Incorporation of the fund permit the Board of Directors to establish additional portfolios of the fund from time to time. The investment objectives, policies and restrictions applicable to additional portfolios would be established by the Board of Directors at the time such portfolios were established and would differ from those set forth in the prospectus and this Statement of Additional Information.

VOTING

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. At that time, the Directors then in office will call a shareholders’ meeting for the election of Directors. The Directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the fund. At such a meeting, a Director may be removed after the holders of record of not less than a majority of the outstanding shares of the fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Directors shall continue to hold office and may appoint successor Directors.

As used in the prospectus and this SAI, a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund (or the affected portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the fund (or the affected portfolio or class) are represented at the meeting in person or by proxy. A portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio or class in the matter are identical or that the matter does not affect any interest of the portfolio or class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a “vote of a majority of the outstanding voting securities” of the portfolio affected by the matter; however, the ratification of independent registered public accounting firm and the election of Directors, are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all fund shares voting without regard to portfolio.

The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a portfolio of the fund as of April     , 2005:

Large Cap Value Fund

Class Y

Holder	% of shares

Short-Term Investment Grade Bond Fund Class A
Holder	% of shares

Class Y

Holder	% of shares

U.S. Government Securities Fund Class A
Holder	% of shares

Class Y

ANNUAL AND SEMI-ANNUAL REPORTS

The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund’s printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectuses so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the transfer agent.

FINANCIAL STATEMENTS

The fund’s financial information is incorporated by reference to the fund’s Annual Reports to Shareholders for the fiscal year ended December 31, 2004. The annual reports were filed                            and                            with the SEC, accession numbers                      and                     .

OTHER INFORMATION

Styles of Fund Management:    In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That’s why we offer four “styles” of fund management that can be tailored to suit each investor’s unique financial goals.

Classic Series—our portfolio manager driven funds

Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund’s investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Premier Selections Series—our best ideas, concentrated funds

We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series—driven by exhaustive fundamental securities analysis

Built on a foundation of substantial buy-side research under the direction of our Citigroup Asset Management colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series—our solution to funds that stray

Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

APPENDIX—DESCRIPTION OF MOODY’S, S&P AND FITCH, INC. RATINGS

APPENDIX A

Description of Ratings

Description of S&P Corporate Bond Ratings

AAA

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B and CCC

Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody’s Corporate Bond Ratings

Aaa

Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A

Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody’s applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer’s products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rates Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations, normally evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF FITCH SHORT-TERM RATINGS:

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch’s short-term ratings are as follows:

F1+—Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The “+” denotes an exceptionally strong credit feature.

F1—Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2—Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3—The capacity for time timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

APPENDIX B

Proxy Voting Policies and Procedures

The Board of Directors of the fund has delegated the authority to develop policies and procedures relating to proxy voting to the manager. The manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of the manager’s goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

April 29, 2004

SMITH BARNEY FUNDS, INC.

125 Broad Street

New York, NY 10004

SMITH BARNEY FUNDS, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and Documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

Part A

PROSPECTUS

Part B

STATEMENT OF ADDITIONAL INFORMATION

PART C OTHER INFORMATION

Item 22.	Exhibits

(a	)	(1)	Articles Supplementary dated November 16, 1992 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 49.

		(2)	Articles Supplementary dated October 29, 1992 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 49.

		(3)	Articles of Amendment dated October 29, 1992 are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 49.

		(4)	Articles Supplementary dated September 6, 1991 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 46.

		(5)	Articles Supplementary dated October 31, 1990 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 43.

		(6)	Articles Supplementary dated March 27, 1986, May 15, 1985, December 28, 1984, August 2, 1984, June 8, 1984, February 26, 1972 and April 25, 1967 are incorporated by reference to Exhibits 1(a) through (g) to Post-Effective Amendment No. 39.

		(7)	Articles of Incorporation dated December 1, 1966 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 39.

		(8)	Articles Supplementary dated December 14, 1993 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 54.

		(9)	Articles of Amendment, dated June 12, 1998, is incorporated by reference to Post-Effective Amendment No. 63.

		(10)	Articles of Amendment, dated July 2, 1998, is incorporated by reference to Post-Effective Amendment No. 63.

		(11)	Articles of Amendment, dated April 26, 2004 is incorporated by reference to Post-Effective Amendment No. 71.

(b	)	(1)	Bylaws of the Fund are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 39.

		(2)	Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massachusetts Business Trusts is incorporated by reference to Exhibit (b)(2) to Post Effective Amendment No. 70.

(c	)	(1)	Specimen Stock Certificates for the Income and Growth Portfolio(now, Large Cap Value Fund), and the U.S. Government Securities Portfolio are incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 39.

		(2)	Specimen Stock Certificate for the Short-Term U.S. Treasury Securities Portfolio is incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No.53.

(d	)	(1)	Management Agreement between Short-Term U.S. Treasury Securities Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 46.

		(2)	Management Agreement between the Income and Growth Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 43.

		(3)	Management Agreement between U.S. Government Securities Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 43.

(e	)	(1)	Distribution Agreement between the Registrant and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 39.

		(2)	Distribution Agreement between Smith Barney Funds, Inc. and Smith Barney Shearson Inc.

		(3)	Distribution Agreement with CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 63.

		(4)	Form of Distribution Agreement with Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 66.

(f	)	Not applicable.

(g	)	(1)	Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 39.

(g	)	(2)	Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 67.

(h	)	(1)	Transfer Agency Agreement between Registrant and Provident Financial Processing Corp. is incorporated herein by ref erence to Exhibit 9 to Post-Effective Amendment No. 39.

		(2)	Form of Transfer Agency Agreement between the Registrant and Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 66.

		(3)	Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Global Fund Services (f/k/a First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 66.

(i	)	Not applicable.

(j	)	(1)	Not Applicable.

		(2)	Power of Attorney is incorporated by reference to Post-Effective Amendment No. 66.

(k	)	Not applicable.

(l	)	Not applicable

(m	)	(1)	Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the Short-Term U.S. Treasury Securities Portfolio is incorporated by reference to Exhibit 15(h) to Post-Effective Amendment No. 56.

		(2)	Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the Income and Growth Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 56.

		(3)	Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the U.S. Government Securities Portfolio is incorporated by reference to Exhibit 15(k) to Post-Effective Amendment No. 56.

		(4)	Form of Amended and Restated Shareholder Services and Distribution Plan is incorporated by reference to Post-Effective Amendment No. 63.

		(5)	Form(s) of Amended and Restated Shareholder Services and Distribution Plan on behalf of Large Cap Value Fund, U.S. Government Securities Fund and Short Term Investment Grade Bond Fund are incorporated by reference to Post-Effective Amendment No. 71.

(n	)	Financial Data Schedules are not applicable.

(o	)	(1)	Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 63.

(p	)	(1)	Code of Ethics incorporated by reference to Post-Effective Amendment No. 65.

		(2)	Code of Ethics of Citigroup Global Markets Inc (f/k/a Salomon Smith Barney) is incorporated by reference to Post-Effective Amendment No. 70.

Item 23.	Persons Controlled by or under Common Control with Registrant

(None)

Item 24.	Indemnification

Reference is made to Article SEVENTH, paragraph 7(e) of Registrant’s Articles of Incorporation for a complete statement of its terms.

Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Smith Barney Fund Management LLC(Registrant’s Adviser) and affiliated investment companies.

Item 25.	Business and other Connections of Investment Adviser

Manager-Smith Barney Fund Management LLC (“SBFM”). Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company on September 21, 1999. Smith Barney Fund Management is an indirect wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 25 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item 26.	Principal Underwriters

(a) Citigroup Global Markets Inc. (“CGM”)(formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc.,Salomon Brothers Inflation Management Fund Inc, Salomon Brothers Variable Rate Strategic Fund Inc. Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 27.	Location of Accounts and Records

All accounts, books and other documents of Registrant are maintained at the offices of:

(1)	With respect to the Registrant’s Investment Adviser:

Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

(2)	With respect to the Registrant’s Custodian:

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(3)	With respect to the Registrant’s Transfer Agent:

Citicorp Trust Bank, fsb (f/k/a Travelers Bank & Trust, fsb)

125 Broad Street

New York, New York 10004

(4)	With respect to the Registrant’s Sub-Transfer Agent:

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

(5)	With respect to the Registrant’s Distributor:

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(6)	With respect to the Registrant:

Smith Barney Funds, Inc.

125 Broad Street

New York, NY 10004

Item 28.	Management Services

Not applicable

Item 29.	Undertakings

(a) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 25th day of February, 2005.

SMITH BARNEY FUNDS, INC.

By:	/S/ R. JAY GERKEN
R. Jay Gerken, Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. JAY GERKEN (R. Jay Gerken)	Director, Chairman, Chief Executive Officer and President	February 25, 2005

/s/ ROBERT BRAUTT (Robert Brautt)	Chief Financial Officer Treasurer	February 25, 2005

/s/ LEE ABRAHAM* (Lee Abraham)	Director,	February 25, 2005

/s/ JANE DASHER (Jane Dasher)	Director,	February 25, 2005

/s/ DONALD R. FOLEY* (Donald R. Foley)	Director,	February 25, 2005

/s/ RICHARD E. HANSON, JR.* (Richard E. Hanson, Jr.)	Director,	February 25, 2005

/s/ PAUL HARDIN* (Paul Hardin III)	Director,	February 25, 2005

/s/ RODERICK C. RASMUSSEN* (Roderick C. Rasmussen)	Director,	February 25, 2005

/s/ JOHN P. TOOLAN* (John P. Toolan)	Director,	February 25, 2005

By:	/s/ R. JAY GERKEN	February 25, 2005

Pursuant to power of Attorney signed May 21, 2004

EXHIBITS

NA